DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.0%
Australia - 4.4%
Ampol Ltd.	1,760	$37,671
APA Group(a)	6,866	50,117
Aristocrat Leisure Ltd.	3,408	92,252
ASX Ltd.	1,031	61,650
Aurizon Holdings Ltd.	11,815	30,034
Australia & New Zealand Banking Group Ltd.	15,945	301,218
BHP Group Ltd.	28,469	964,791
BlueScope Steel Ltd.	3,441	50,584
Brambles Ltd.	7,765	55,833
Cochlear Ltd.	362	58,605
Coles Group Ltd.	7,393	93,323
Commonwealth Bank of Australia	9,604	651,920
Computershare Ltd.	2,702	42,507
Crown Resorts Ltd.*	2,420	21,760
CSL Ltd.	2,690	507,935
Dexus REIT	5,864	46,509
Domino’s Pizza Enterprises Ltd.	366	20,987
Endeavour Group Ltd.	6,918	35,976
Evolution Mining Ltd.	12,856	39,870
Fortescue Metals Group Ltd.	9,359	123,374
Goodman Group REIT	9,062	146,312
GPT Group REIT	11,154	40,020
IDP Education Ltd.(b)	1,254	23,917
Insurance Australia Group Ltd.	12,056	40,279
Lendlease Corp. Ltd.(a)	3,525	27,036
Macquarie Group Ltd.	1,907	250,390
Medibank Pvt Ltd.	15,752	36,381
Mineral Resources Ltd.	975	32,043
Mirvac Group REIT	22,967	43,204
MMG Ltd.*	18,714	6,753
National Australia Bank Ltd.	18,537	389,632
Newcrest Mining Ltd.	4,053	75,565
Northern Star Resources Ltd.	6,039	45,221
Orica Ltd.	2,231	23,641
Origin Energy Ltd.	10,883	45,055
Qantas Airways Ltd.*	4,321	15,911
QBE Insurance Group Ltd.	8,421	70,275
Ramsay Health Care Ltd.	1,089	50,596
REA Group Ltd.	330	31,561
Reece Ltd.	1,776	24,986
Rio Tinto Ltd.	2,002	171,825
Santos Ltd.	17,543	92,503
Scentre Group REIT	27,697	61,757
SEEK Ltd.	1,962	38,005
Sonic Healthcare Ltd.	2,468	62,827
South32 Ltd.	29,846	104,267
Stockland REIT	14,417	43,560
Suncorp Group Ltd.	6,398	50,047
Tabcorp Holdings Ltd.	13,560	49,145
Telstra Corp. Ltd.	24,614	70,793
Transurban Group(a)	16,844	155,247
Treasury Wine Estates Ltd.	4,552	38,417
Vicinity Centres REIT	16,702	21,835
Washington H Soul Pattinson & Co. Ltd.	1,194	21,836
Wesfarmers Ltd.	6,454	225,893
Westpac Banking Corp.	20,590	341,113
WiseTech Global Ltd.	984	31,146
Woodside Petroleum Ltd.	5,570	115,458
Woolworths Group Ltd.	7,104	183,115

(Cost $6,116,179)		6,584,483

Austria - 0.1%
Erste Group Bank AG	1,931	69,263
OMV AG	904	42,957
Raiffeisen Bank International AG	907	14,919
Verbund AG	352	42,625
voestalpine AG	554	18,287

(Cost $189,204)		188,051

Belgium - 0.5%
Ageas SA/NV	1,077	51,902
Anheuser-Busch InBev SA/NV	4,887	302,143
Elia Group SA/NV	181	26,099
Etablissements Franz Colruyt NV	286	11,442
Groupe Bruxelles Lambert SA	633	65,964
KBC Group NV	1,394	100,846
Proximus SADP	925	18,420
Sofina SA	79	30,755
Solvay SA	450	50,315
UCB SA	784	85,884
Umicore SA	1,127	46,363

(Cost $914,547)		790,133

Brazil - 1.1%
Ambev SA	27,146	80,094
Americanas SA	4,105	24,303
Atacadao SA	1,728	6,390
B3 SA - Brasil Bolsa Balcao	34,865	98,673
Banco Bradesco SA	6,686	22,141
Banco BTG Pactual SA	6,483	32,329
Banco do Brasil SA	5,273	36,039
Banco Inter SA	1,197	4,691
Banco Santander Brasil SA	2,049	12,306
BB Seguridade Participacoes SA	5,271	23,574
BRF SA*	2,728	8,848
CCR SA	5,921	13,516
Centrais Eletricas Brasileiras SA	1,047	7,066
Cia de Saneamento Basico do Estado de Sao Paulo	1,764	14,179
Cia Siderurgica Nacional SA	2,953	14,387
Cosan SA	6,035	24,729
Energisa SA	1,284	10,989

Engie Brasil Energia SA	1,304	10,092
Equatorial Energia SA	4,927	24,455
Hapvida Participacoes e Investimentos SA, 144A	21,105	49,693
Hypera SA	1,860	12,095
JBS SA	5,272	36,728
Klabin SA	2,672	12,033
Localiza Rent a Car SA	3,812	42,562
Lojas Renner SA	6,404	31,475
Magazine Luiza SA	14,268	16,645
Natura & Co. Holding SA*	6,323	28,413
Petro Rio SA*	3,970	19,897
Petroleo Brasileiro SA	21,717	153,318
Raia Drogasil SA	8,351	37,867
Rede D’Or Sao Luiz SA, 144A	2,408	23,838
Rumo SA*	5,811	17,484
Suzano SA	3,691	39,456
Telefonica Brasil SA	4,039	39,334
TIM SA	3,349	8,848
TOTVS SA	1,919	12,311
Ultrapar Participacoes SA	3,444	9,901
Vale SA	23,722	424,921
Vibra Energia SA	5,498	25,176
WEG SA	8,728	49,809

(Cost $1,309,504)		1,560,605

Canada - 7.7%
Agnico Eagle Mines Ltd.	2,646	133,667
Air Canada*	1,029	19,443
Algonquin Power & Utilities Corp.	3,345	48,400
Alimentation Couche-Tard, Inc.	4,696	184,320
AltaGas Ltd.	1,296	28,548
Ballard Power Systems, Inc.*	1,223	13,991
Bank of Montreal	3,640	415,635
Bank of Nova Scotia	6,735	488,055
Barrick Gold Corp.	7,153	161,683
Barrick Gold Corp.	2,794	63,220
BCE, Inc.	460	24,160
BlackBerry Ltd.*	2,877	19,747
Brookfield Asset Management, Inc., Class A	7,963	435,185
CAE, Inc.*	1,826	48,852
Cameco Corp.	2,050	50,413
Canadian Apartment Properties REIT	441	18,357
Canadian Imperial Bank of Commerce	2,499	316,303
Canadian National Railway Co.	4,001	496,345
Canadian Natural Resources Ltd.	6,669	372,570
Canadian Pacific Railway Ltd.	5,208	366,717
Canadian Tire Corp. Ltd., Class A	289	42,608
Canadian Utilities Ltd., Class A	804	22,392
Canopy Growth Corp.*(b)	1,189	8,480
CCL Industries, Inc., Class B	916	41,294
Cenovus Energy, Inc.	7,552	118,747
CGI, Inc.*	1,211	99,288
Constellation Software, Inc.	108	182,016
Dollarama, Inc.	1,664	85,990
Emera, Inc.	1,432	66,996
Empire Co. Ltd., Class A	1,032	31,966
Enbridge, Inc.(b)	11,454	494,849
Fairfax Financial Holdings Ltd.	140	67,868
First Quantum Minerals Ltd.	3,412	100,058
FirstService Corp.	254	36,159
Fortis, Inc.	2,771	126,974
Franco-Nevada Corp.	1,076	158,459
George Weston Ltd.	453	49,121
GFL Environmental, Inc.	1,092	31,929
Gildan Activewear, Inc.	1,368	53,706
Great-West Lifeco, Inc.	1,392	41,875
Hydro One Ltd., 144A	1,492	36,844
iA Financial Corp., Inc.	645	38,323
IGM Financial, Inc.	661	23,483
Imperial Oil Ltd.(b)	1,674	75,135
Intact Financial Corp.	992	142,277
Ivanhoe Mines Ltd., Class A*	3,678	37,433
Keyera Corp.	1,308	30,639
Kinross Gold Corp.	6,191	30,870
Lightspeed Commerce, Inc.*	610	16,026
Loblaw Cos. Ltd.	980	76,444
Lundin Mining Corp.	4,001	38,605
Magna International, Inc.	1,548	115,010
Manulife Financial Corp.	11,165	226,207
Metro, Inc.	1,412	73,703
National Bank of Canada	1,922	154,109
Northland Power, Inc.	1,087	34,561
Nutrien Ltd.	3,285	282,523
Nuvei Corp., 144A*	331	17,969
Onex Corp.	467	31,362
Open Text Corp.	1,495	65,061
Pan American Silver Corp.	1,252	29,613
Parkland Corp.	881	23,055
Pembina Pipeline Corp.(b)	3,193	108,575
Power Corp. of Canada	2,990	92,212
Quebecor, Inc., Class B	1,016	22,220
Restaurant Brands International, Inc.	1,806	101,093
RioCan Real Estate Investment Trust REIT	1,547	30,659
Ritchie Bros Auctioneers, Inc.	653	34,224
Rogers Communications, Inc., Class B	2,122	109,641
Royal Bank of Canada	8,061	891,702
Saputo, Inc.	1,298	31,807
Shaw Communications, Inc., Class B	2,606	78,149
Shopify, Inc., Class A*	638	442,910
Sun Life Financial, Inc.(b)	3,206	168,609
Suncor Energy, Inc.(b)	8,503	260,021
TC Energy Corp.	5,524	296,792

Teck Resources Ltd., Class B	2,695	97,041
TELUS Corp.	2,645	66,798
TFI International, Inc.	513	53,473
Thomson Reuters Corp.	971	98,180
TMX Group Ltd.	341	34,447
Toromont Industries Ltd.	437	37,042
Toronto-Dominion Bank	10,307	831,716
Tourmaline Oil Corp.	1,845	72,781
West Fraser Timber Co. Ltd.	453	45,218
Wheaton Precious Metals Corp.	2,506	109,809
WSP Global, Inc.	602	73,860

(Cost $8,628,198)		11,354,617

Chile - 0.1%
Antofagasta PLC	2,515	51,317
Banco de Chile	190,744	20,234
Banco de Credito e Inversiones SA	205	7,329
Banco Santander Chile	312,455	15,326
Cencosud SA	8,433	15,511
Empresas CMPC SA	4,132	6,827
Empresas COPEC SA	2,394	18,572
Enel Americas SA	168,740	19,741
Enel Chile SA	123,794	4,058
Falabella SA	2,985	9,823

(Cost $194,979)		168,738

China - 8.4%
360 DigiTech, Inc., ADR	521	9,769
360 Security Technology, Inc., Class A*	3,700	6,127
3SBio, Inc., 144A*	10,314	8,183
51job, Inc., ADR*	150	7,770
AAC Technologies Holdings, Inc.(b)	3,840	10,516
Advanced Micro-Fabrication Equipment Inc China, Class A*	350	7,097
AECC Aviation Power Co. Ltd., Class A	1,000	7,998
Agile Group Holdings Ltd.(b)	7,817	3,561
Agricultural Bank of China Ltd., Class A	19,900	9,388
Agricultural Bank of China Ltd., Class H	154,675	58,588
Aier Eye Hospital Group Co. Ltd., Class A	1,205	6,917
Air China Ltd., Class A*	7,800	12,200
Air China Ltd., Class H*	10,682	8,202
Airtac International Group	527	17,294
Akeso, Inc., 144A*	2,048	5,372
Alibaba Group Holding Ltd.*	86,245	1,149,992
A-Living Smart City Services Co. Ltd., 144A	1,722	3,089
Aluminum Corp. of China Ltd., Class A*	7,300	7,489
Aluminum Corp. of China Ltd., Class H*	20,085	13,905
Anhui Conch Cement Co. Ltd., Class A	1,200	7,656
Anhui Conch Cement Co. Ltd., Class H	5,912	31,699
Anhui Gujing Distillery Co. Ltd., Class A	300	10,496
Anhui Gujing Distillery Co. Ltd., Class B	1,210	17,695
ANTA Sports Products Ltd.	6,293	95,749
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	10,778
Autohome, Inc., ADR*	384	11,747
AviChina Industry & Technology Co. Ltd., Class H	23,574	14,601
Baidu, Inc., ADR*	1,594	242,989
Bank of Beijing Co. Ltd., Class A	11,100	7,925
Bank of China Ltd., Class A	16,800	8,245
Bank of China Ltd., Class H	430,871	167,615
Bank of Communications Co. Ltd., Class A	13,200	9,989
Bank of Communications Co. Ltd., Class H	52,427	35,959
Bank of Hangzhou Co. Ltd., Class A	4,400	9,975
Bank of Jiangsu Co. Ltd., Class A	13,000	13,686
Bank of Nanjing Co. Ltd., Class A	8,600	13,288
Bank of Ningbo Co. Ltd., Class A	4,210	25,393
Bank of Shanghai Co. Ltd., Class A	5,590	6,186
Baoshan Iron & Steel Co. Ltd., Class A	10,200	11,658
BeiGene Ltd., ADR*	266	55,998
Beijing Capital International Airport Co. Ltd., Class H*	6,998	4,478
Beijing Kingsoft Office Software, Inc., Class A	256	8,641
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	100	3,986
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	13,800	11,273
BGI Genomics Co. Ltd., Class A	500	6,764
Bilibili, Inc., ADR*(b)	888	28,070
BOE Technology Group Co. Ltd., Class A	15,500	11,533
BYD Co. Ltd., Class A	600	23,708
BYD Co. Ltd., Class H	4,768	144,847
BYD Electronic International Co. Ltd.(b)	3,118	8,738
CanSino Biologics, Inc., Class H, 144A*	480	8,642
CGN Power Co. Ltd., Class H, 144A	50,581	14,305
Changchun High & New Technology Industry Group, Inc., Class A	200	5,764
Chaozhou Three-Circle Group Co. Ltd., Class A	2,900	15,999
China Cinda Asset Management Co. Ltd., Class H	58,864	10,621
China CITIC Bank Corp. Ltd., Class H	43,423	20,393
China Coal Energy Co. Ltd., Class H	17,636	10,991
China Communications Services Corp. Ltd., Class H	15,319	8,410
China Conch Venture Holdings Ltd.	11,046	53,148
China Construction Bank Corp., Class H	549,086	411,748
China CSSC Holdings Ltd., Class A	2,400	8,324
China Energy Engineering Corp. Ltd.*	17,700	7,566
China Everbright Bank Co. Ltd., Class A	14,000	7,402
China Everbright Bank Co. Ltd., Class H	14,526	5,391
China Evergrande Group(b)	8,123	1,663

China Feihe Ltd., 144A	18,358	21,894
China Galaxy Securities Co. Ltd., Class A	7,370	11,796
China Galaxy Securities Co. Ltd., Class H	23,460	13,419
China Hongqiao Group Ltd.	15,761	21,903
China Huarong Asset Management Co. Ltd., Class H, 144A*	38,726	2,032
China International Capital Corp. Ltd., Class H, 144A	9,468	23,020
China Jushi Co. Ltd., Class A	4,400	11,876
China Lesso Group Holdings Ltd.	5,894	9,036
China Life Insurance Co. Ltd., Class A	700	3,189
China Life Insurance Co. Ltd., Class H	41,044	68,069
China Literature Ltd., 144A*	2,202	11,877
China Longyuan Power Group Corp. Ltd., Class H	19,681	40,296
China Medical System Holdings Ltd.	5,687	10,086
China Meidong Auto Holdings Ltd.	2,839	13,315
China Merchants Bank Co. Ltd., Class A	7,700	60,705
China Merchants Bank Co. Ltd., Class H	22,345	188,148
China Merchants Securities Co. Ltd., Class A	4,900	12,287
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,800	3,861
China Minsheng Banking Corp. Ltd., Class A	13,500	8,356
China Minsheng Banking Corp. Ltd., Class H(b)	31,094	12,096
China Molybdenum Co. Ltd., Class A	16,600	15,794
China Molybdenum Co. Ltd., Class H	16,414	9,830
China National Building Material Co. Ltd., Class H	18,481	23,697
China National Medicines Corp. Ltd., Class A	600	2,644
China National Nuclear Power Co. Ltd., Class A	12,600	14,761
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	10,127
China Oilfield Services Ltd., Class H	11,836	13,389
China Pacific Insurance Group Co. Ltd., Class A	1,600	6,697
China Pacific Insurance Group Co. Ltd., Class H	13,518	37,624
China Petroleum & Chemical Corp., Class A	9,200	6,306
China Petroleum & Chemical Corp., Class H	134,354	66,364
China Railway Group Ltd., Class A	15,300	15,041
China Railway Group Ltd., Class H	19,898	11,687
China Resources Mixc Lifestyle Services Ltd., 144A	3,808	19,589
China Shenhua Energy Co. Ltd., Class A	4,900	19,579
China Shenhua Energy Co. Ltd., Class H	20,362	56,021
China Southern Airlines Co. Ltd., Class A*	10,000	10,971
China Southern Airlines Co. Ltd., Class H*	8,188	5,166
China State Construction Engineering Corp. Ltd., Class A	25,700	20,709
China Three Gorges Renewables Group Co. Ltd., Class A	12,800	14,448
China Tourism Group Duty Free Corp. Ltd., Class A	500	16,029
China Tower Corp. Ltd., Class H, 144A	211,408	24,618
China United Network Communications Ltd., Class A	10,000	6,047
China Vanke Co. Ltd., Class A	4,000	12,158
China Vanke Co. Ltd., Class H	9,364	22,192
China Yangtze Power Co. Ltd., Class A	6,600	24,219
Chinasoft International Ltd.*	15,544	14,123
Chongqing Changan Automobile Co. Ltd., Class A	3,500	7,170
Chongqing Rural Commercial Bank Co. Ltd., Class A	25,500	15,784
Chongqing Zhifei Biological Products Co. Ltd., Class A	400	8,186
CIFI Ever Sunshine Services Group Ltd.	6,184	11,269
CIFI Holdings Group Co. Ltd.	13,501	9,398
CITIC Ltd.	29,878	34,831
CITIC Securities Co. Ltd., Class A	5,930	21,901
CITIC Securities Co. Ltd., Class H	15,037	36,445
Contemporary Amperex Technology Co. Ltd., Class A	747	63,073
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	2,626
COSCO SHIPPING Holdings Co. Ltd., Class A*	7,030	19,498
COSCO SHIPPING Holdings Co. Ltd., Class H*	15,311	30,761
Country Garden Holdings Co. Ltd.	40,726	31,582
Country Garden Services Holdings Co. Ltd.	11,025	65,885
CRRC Corp. Ltd., Class A	15,100	13,841
CRRC Corp. Ltd., Class H	37,728	16,753
CSC Financial Co. Ltd., Class A	1,960	7,974
CSPC Pharmaceutical Group Ltd.	53,896	63,796
Dada Nexus Ltd., ADR*	462	3,839
Dali Foods Group Co. Ltd., 144A	16,953	8,916
Daqin Railway Co. Ltd., Class A	7,700	8,301
Daqo New Energy Corp., ADR*	288	13,812
DiDi Global, Inc., ADR*(b)	1,652	6,773
Dongfeng Motor Group Co. Ltd., Class H	13,638	11,710
Dongyue Group Ltd.	10,046	14,475
East Money Information Co. Ltd., Class A	3,840	16,255
ENN Energy Holdings Ltd.	5,115	74,225
Eve Energy Co. Ltd., Class A	900	12,752
Everbright Securities Co. Ltd., Class A	1,800	3,796
Flat Glass Group Co. Ltd., Class H	2,817	11,607
Focus Media Information Technology Co. Ltd., Class A	3,200	3,875

Foshan Haitian Flavouring & Food Co. Ltd., Class A	780	12,225
Fosun International Ltd.	22,647	24,546
Founder Securities Co. Ltd., Class A	10,000	11,366
Foxconn Industrial Internet Co. Ltd., Class A	4,600	8,134
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	7,662
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,737	13,379
Ganfeng Lithium Co. Ltd., Class A	500	11,985
Ganfeng Lithium Co. Ltd., Class H, 144A	1,174	19,755
GCL System Integration Technology Co. Ltd., Class A*	1,000	581
GDS Holdings Ltd., ADR*(b)	424	18,876
Genscript Biotech Corp.*	6,156	24,302
GF Securities Co. Ltd., Class A	2,000	5,892
GF Securities Co. Ltd., Class H	6,601	9,900
Gigadevice Semiconductor Beijing, Inc., Class A	168	4,077
GoerTek, Inc., Class A	1,500	10,396
GOME Retail Holdings Ltd.*	50,094	3,718
Great Wall Motor Co. Ltd., Class A	1,200	6,936
Great Wall Motor Co. Ltd., Class H	18,732	38,976
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,821
Greentown China Holdings Ltd.(b)	5,298	7,946
Greentown Service Group Co. Ltd.	4,724	4,733
Guangdong Haid Group Co. Ltd., Class A	1,300	13,558
Guangzhou Automobile Group Co. Ltd., Class H	13,871	13,668
Guangzhou R&F Properties Co. Ltd., Class H(b)	11,788	5,008
Guangzhou Tinci Materials Technology Co. Ltd., Class A	400	6,724
Guosen Securities Co. Ltd., Class A	5,900	9,667
Guotai Junan Securities Co. Ltd., Class A	3,800	10,040
Haidilao International Holding Ltd., 144A(b)	4,996	11,457
Haier Smart Home Co. Ltd., Class A	1,100	4,439
Haier Smart Home Co. Ltd., Class H	11,935	41,618
Haitian International Holdings Ltd.	4,832	12,892
Haitong Securities Co. Ltd., Class A	5,000	8,897
Haitong Securities Co. Ltd., Class H	15,290	13,148
Hangzhou First Applied Material Co. Ltd., Class A	400	7,513
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	7,218
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	530	5,934
Hansoh Pharmaceutical Group Co. Ltd., 144A	5,894	12,611
Hello Group, Inc., ADR	784	7,472
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	5,015
Hengan International Group Co. Ltd.	3,236	17,164
Hengli Petrochemical Co. Ltd., Class A	1,800	7,093
Hua Hong Semiconductor Ltd., 144A*	2,899	15,024
Hualan Biological Engineering, Inc., Class A	670	2,726
Huaneng Power International, Inc., Class A	3,500	4,859
Huaneng Power International, Inc., Class H	18,317	10,712
Huatai Securities Co. Ltd., Class A	1,700	4,263
Huatai Securities Co. Ltd., Class H, 144A	6,933	11,338
Huaxia Bank Co. Ltd., Class A	9,400	8,378
Huayu Automotive Systems Co. Ltd., Class A	1,700	6,825
Huazhu Group Ltd., ADR*	1,175	48,598
Hundsun Technologies, Inc., Class A	1,120	9,262
Hygeia Healthcare Holdings Co. Ltd., 144A(b)	2,285	12,398
Iflytek Co. Ltd., Class A	900	6,980
I-Mab, ADR*	237	5,859
Imeik Technology Development Co. Ltd., Class A	100	7,678
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,328
Industrial & Commercial Bank of China Ltd., Class H	323,813	193,510
Industrial Bank Co. Ltd., Class A	9,500	33,192
Industrial Securities Co. Ltd., Class A	1,500	1,942
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	13,831
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	2,037
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	9,384
Innovent Biologics, Inc., 144A*	6,159	27,545
iQIYI, Inc., ADR*	1,379	5,709
JA Solar Technology Co. Ltd., Class A	900	13,530
JD Health International, Inc., 144A*(b)	1,714	12,699
JD.com, Inc., Class A*	11,232	401,297
Jiangsu Expressway Co. Ltd., Class H	9,552	10,219
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	6,362
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,800	11,421
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	10,429
Jiangxi Copper Co. Ltd., Class A	3,400	11,928
Jiangxi Copper Co. Ltd., Class H	4,282	7,693
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,600	1,745
Jinxin Fertility Group Ltd., 144A*	5,750	6,688
Jiumaojiu International Holdings Ltd., 144A(b)	2,700	6,026
Kanzhun Ltd., ADR*(b)	386	12,468
KE Holdings, Inc., ADR*	2,004	38,898
Kingdee International Software Group Co. Ltd.*	13,864	34,028

Kingsoft Cloud Holdings Ltd., ADR*(b)	296	1,995
Kingsoft Corp. Ltd.	4,449	16,510
Kuaishou Technology, 144A*	2,890	33,117
Kweichow Moutai Co. Ltd., Class A	400	113,374
KWG Group Holdings Ltd.	5,714	2,669
Lenovo Group Ltd.	36,098	40,142
Lens Technology Co. Ltd., Class A	2,610	6,008
Li Auto, Inc., ADR*	3,163	96,313
Li Ning Co. Ltd.	13,854	137,661
Lingyi iTech Guangdong Co., Class A*	3,100	2,940
Logan Group Co. Ltd.	9,576	3,186
Longfor Group Holdings Ltd., 144A	11,055	59,133
LONGi Green Energy Technology Co. Ltd., Class A	1,600	19,673
Lufax Holding Ltd., ADR*	3,766	24,366
Luxshare Precision Industry Co. Ltd., Class A	3,649	25,088
Luzhou Laojiao Co. Ltd., Class A	400	13,716
Mango Excellent Media Co. Ltd., Class A	1,200	6,484
Maxscend Microelectronics Co. Ltd., Class A	100	4,269
Meituan, Class B, 144A*	23,266	512,682
Metallurgical Corp. of China Ltd., Class A	21,100	13,595
Microport Scientific Corp.(b)	3,926	10,852
Ming Yuan Cloud Group Holdings Ltd.*(b)	1,597	3,135
Minth Group Ltd.	3,347	12,035
Montage Technology Co. Ltd., Class A	617	7,550
Muyuan Foods Co. Ltd., Class A	1,534	13,862
Nanjing Securities Co. Ltd., Class A	4,800	6,725
NARI Technology Co. Ltd., Class A	2,760	15,445
NAURA Technology Group Co. Ltd., Class A	200	9,598
NetEase, Inc.	11,384	222,156
New China Life Insurance Co. Ltd., Class A	3,200	19,301
New China Life Insurance Co. Ltd., Class H	4,586	13,116
New Hope Liuhe Co. Ltd., Class A*	1,400	3,406
New Oriental Education & Technology Group, Inc., ADR*	8,360	12,624
Ninestar Corp., Class A	548	4,329
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,100	16,899
NIO, Inc., ADR*	7,589	173,333
Noah Holdings Ltd., ADR*	352	9,983
Nongfu Spring Co. Ltd., Class H, 144A	10,939	68,521
OFILM Group Co. Ltd., Class A*	103	130
Oppein Home Group, Inc., Class A	500	10,022
Orient Securities Co. Ltd., Class A	1,600	3,105
People’s Insurance Co. Group of China Ltd., Class H	33,091	10,629
PetroChina Co. Ltd., Class A	7,700	7,033
PetroChina Co. Ltd., Class H	106,590	56,878
Pharmaron Beijing Co. Ltd., Class A	400	7,677
Pharmaron Beijing Co. Ltd., Class H, 144A	474	5,726
PICC Property & Casualty Co. Ltd., Class H	38,260	40,392
Pinduoduo, Inc., ADR*	2,422	125,605
Ping An Bank Co. Ltd., Class A	7,300	18,201
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	2,246	6,927
Ping An Insurance Group Co. of China Ltd., Class A	3,700	29,732
Ping An Insurance Group Co. of China Ltd., Class H	34,867	269,491
Poly Developments and Holdings Group Co. Ltd., Class A	3,300	8,265
Postal Savings Bank of China Co. Ltd., Class A	14,000	12,367
Postal Savings Bank of China Co. Ltd., Class H, 144A(b)	37,808	31,012
Power Construction Corp. of China Ltd., Class A	5,900	7,145
Qingdao Rural Commercial Bank Corp., Class A	1,600	927
RLX Technology, Inc., ADR*(b)	4,078	12,560
Rongsheng Petrochemical Co. Ltd., Class A	3,250	9,688
SAIC Motor Corp. Ltd., Class A	1,500	4,300
Sangfor Technologies, Inc., Class A	400	9,214
Sany Heavy Equipment International Holdings Co. Ltd.	7,357	7,607
Sany Heavy Industry Co. Ltd., Class A	3,500	10,865
Satellite Chemical Co. Ltd., Class A	1,500	10,705
SDIC Power Holdings Co. Ltd., Class A	7,200	11,421
Seazen Group Ltd.*	10,360	5,462
Seazen Holdings Co. Ltd., Class A	2,500	11,948
SF Holding Co. Ltd., Class A	2,000	19,124
SG Micro Corp., Class A	100	5,509
Shaanxi Coal Industry Co. Ltd., Class A	5,400	12,165
Shandong Gold Mining Co. Ltd., Class A	2,200	7,230
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,454	19,902
Shanghai Baosight Software Co. Ltd., Class A	700	5,953
Shanghai Baosight Software Co. Ltd., Class B	2,600	11,201
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	7,383
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,249	13,013
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,503
Shanghai M&G Stationery, Inc., Class A	800	6,876
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,900	14,490
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,613	10,113
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	12,352

Shanghai Putailai New Energy Technology Co. Ltd., Class A	400	9,212
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,900	6,372
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	19,430
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,628
Shenzhen Goodix Technology Co. Ltd., Class A	100	1,439
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	10,582
Shenzhen Kangtai Biological Products Co. Ltd., Class A	560	7,486
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	480	24,856
Shenzhen Transsion Holdings Co. Ltd., Class A	633	13,570
Shenzhou International Group Holdings Ltd.	4,530	76,113
Shimao Services Holdings Ltd., 144A	3,561	2,597
Silergy Corp.	466	60,504
Sinopharm Group Co. Ltd., Class H	5,939	14,349
Sinotruk Hong Kong Ltd.	3,623	5,397
Smoore International Holdings Ltd., 144A(b)	10,880	40,097
Sunac China Holdings Ltd.	14,174	11,608
Sunac Services Holdings Ltd., 144A	4,685	3,975
Sungrow Power Supply Co. Ltd., Class A	500	9,586
Sunny Optical Technology Group Co. Ltd.	3,851	92,005
TAL Education Group, ADR*	2,096	5,953
TCL Technology Group Corp., Class A	1,164	1,025
Tencent Holdings Ltd.	32,406	1,746,655
Tencent Music Entertainment Group, ADR*	3,699	19,938
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,100	8,355
Tianma Microelectronics Co. Ltd., Class A	1,000	1,851
Tingyi Cayman Islands Holding Corp.	11,028	24,386
Tongcheng Travel Holdings Ltd.*	3,926	7,285
Tongwei Co. Ltd., Class A	1,700	11,545
Topsports International Holdings Ltd., 144A	7,087	7,337
TravelSky Technology Ltd., Class H	4,675	8,806
Trip.com Group Ltd., ADR*	2,853	73,664
Tsingtao Brewery Co. Ltd., Class A	800	11,878
Tsingtao Brewery Co. Ltd., Class H	3,204	30,730
Unigroup Guoxin Microelectronics Co. Ltd., Class A	340	11,912
Uni-President China Holdings Ltd.	11,036	11,439
Unisplendour Corp. Ltd., Class A	1,880	6,545
Venus MedTech Hangzhou, Inc., Class H, 144A*	1,814	5,026
Vipshop Holdings Ltd., ADR*	2,641	22,897
Walvax Biotechnology Co. Ltd., Class A	300	2,220
Wanhua Chemical Group Co. Ltd., Class A	1,021	15,323
Want Want China Holdings Ltd.	28,974	30,811
Weibo Corp., ADR*	337	9,244
Weichai Power Co. Ltd., Class A	2,800	6,720
Weichai Power Co. Ltd., Class H	9,900	16,723
Weimob, Inc., 144A*(b)	6,954	4,556
Wens Foodstuffs Group Co. Ltd., Class A	1,440	4,443
Will Semiconductor Co. Ltd., Class A	400	15,565
Wingtech Technology Co. Ltd., Class A	300	5,542
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	659
Wuliangye Yibin Co. Ltd., Class A	1,100	33,086
WuXi AppTec Co. Ltd., Class A	590	9,707
WuXi AppTec Co. Ltd., Class H, 144A	2,015	28,570
Wuxi Biologics Cayman, Inc., 144A*	20,327	167,124
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	912	9,706
Xiaomi Corp., Class B, 144A*	79,294	148,754
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,000	11,834
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,695	7,654
Xinyi Solar Holdings Ltd.	25,154	45,450
XPeng, Inc., ADR*(b)	2,336	84,960
Yadea Group Holdings Ltd., 144A	4,581	6,765
Yankuang Energy Group Co. Ltd., Class A	700	3,513
Yankuang Energy Group Co. Ltd., Class H	10,224	25,067
Yihai International Holding Ltd.*	2,621	10,934
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	8,460
Yonyou Network Technology Co. Ltd., Class A	1,700	8,437
Yum China Holdings, Inc.	2,587	134,576
Yunnan Baiyao Group Co. Ltd., Class A	400	5,715
Yunnan Energy New Material Co. Ltd., Class A	300	12,348
Zai Lab Ltd., ADR*	430	23,521
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	11,440
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	9,483
Zhejiang Dahua Technology Co. Ltd., Class A	4,300	12,730
Zhejiang Expressway Co. Ltd., Class H	6,257	5,637
Zhejiang Huayou Cobalt Co. Ltd., Class A	500	9,746
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,400	14,406
Zhejiang NHU Co. Ltd., Class A	1,800	9,674
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,800	8,910
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(b)	2,158	7,069
Zhongsheng Group Holdings Ltd.	4,118	28,667

Zhuzhou CRRC Times Electric Co. Ltd.	2,086	10,811
Zijin Mining Group Co. Ltd., Class A	7,500	13,322
Zijin Mining Group Co. Ltd., Class H	29,667	43,962
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,904
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,200	2,121
ZTE Corp., Class A	1,512	6,956
ZTE Corp., Class H	3,743	9,196
ZTO Express Cayman, Inc., ADR	2,646	77,898

(Cost $12,821,523)		12,483,131

Colombia - 0.0%
Bancolombia SA	1,060	10,511
Ecopetrol SA	23,874	19,787
Grupo de Inversiones Suramericana SA	1,654	13,423
Interconexion Electrica SA ESP	1,750	10,801

(Cost $37,329)		54,522

Cyprus - 0.0%
TCS Group Holding PLC, GDR(c)
(Cost $34,897)	608	5,176

Czech Republic - 0.0%
CEZ AS	976	37,166
Komercni Banka AS	624	24,568

(Cost $44,066)		61,734

Denmark - 1.6%
A.P. Moller - Maersk A/S, Class A	16	48,002
A.P. Moller - Maersk A/S, Class B	34	107,746
Ambu A/S, Class B	977	18,088
Carlsberg A/S, Class B	525	76,949
Chr Hansen Holding A/S	559	40,840
Coloplast A/S, Class B	633	95,260
Danske Bank A/S	3,441	58,465
Demant A/S*	666	28,104
DSV A/S	1,129	208,847
Genmab A/S*	366	123,048
GN Store Nord AS	756	39,949
Novo Nordisk A/S, Class B	9,465	973,327
Novozymes A/S, Class B	1,176	77,159
Orsted AS, 144A	1,103	143,209
Pandora A/S	546	56,436
ROCKWOOL International A/S, Class B	52	17,882
Tryg A/S	2,080	47,226
Vestas Wind Systems A/S	5,763	188,972

(Cost $1,572,787)		2,349,509

Egypt - 0.0%
Commercial International Bank Egypt SAE*	8,150	24,803
Eastern Co. SAE	4,376	3,022

(Cost $28,174)		27,825

Finland - 0.7%
Elisa OYJ	879	48,835
Fortum OYJ	2,746	58,007
Kesko OYJ, Class B	1,375	40,609
Kone OYJ, Class B(b)	1,848	108,535
Neste OYJ(b)	2,472	97,510
Nokia OYJ*	31,489	170,798
Nordea Bank Abp	17,643	196,842
Orion OYJ, Class B(b)	714	33,616
Sampo OYJ, Class A	2,614	124,155
Stora Enso OYJ, Class R	3,313	63,781
UPM-Kymmene OYJ	2,869	99,723
Wartsila OYJ Abp(b)	2,697	30,452

(Cost $1,044,732)		1,072,863

France - 6.7%
Accor SA*	996	34,162
Aeroports de Paris*(b)	154	21,929
Air Liquide SA	2,658	443,168
Airbus SE*	3,301	425,273
Alstom SA	1,851	47,528
Amundi SA, 144A	382	26,727
Arkema SA	337	44,928
AXA SA	10,841	295,074
BioMerieux	241	26,514
BNP Paribas SA	6,218	366,096
Bollore SA	3,830	19,488
Bouygues SA	1,176	42,221
Bureau Veritas SA	1,771	50,954
Capgemini SE	898	189,596
Carrefour SA	3,399	68,219
Cie de Saint-Gobain	2,897	181,740
Cie Generale des Etablissements Michelin SCA	903	125,549
CNP Assurances	1,114	27,192
Covivio REIT	360	29,644
Credit Agricole SA	7,109	91,395
Danone SA	3,632	221,171
Dassault Aviation SA	154	23,190
Dassault Systemes SE	3,819	186,227
Edenred	1,469	67,351
Eiffage SA	463	47,408
Electricite de France SA	2,666	24,303
Engie SA	10,227	163,612
EssilorLuxottica SA	1,635	287,306
Eurazeo SE	251	19,489
Faurecia SE(b)	484	18,478
Faurecia SE	153	5,917
Gecina SA REIT	274	34,870
Getlink SE	2,496	40,972
Hermes International	177	246,489
Ipsen SA	155	18,118
Kering SA	424	302,884
Klepierre SA REIT*	1,259	36,223
La Francaise des Jeux SAEM, 144A	564	23,455

Legrand SA	1,555	147,887
L’Oreal SA	1,429	568,805
LVMH Moet Hennessy Louis Vuitton SE	1,563	1,156,484
Orange SA	10,481	127,084
Orpea SA	295	12,252
Pernod Ricard SA	1,165	255,569
Publicis Groupe SA	1,283	85,796
Remy Cointreau SA	134	25,948
Renault SA*	1,175	37,601
Safran SA	1,924	247,441
Sanofi	6,357	666,234
Sartorius Stedim Biotech	158	60,836
Schneider Electric SE	3,047	477,551
SEB SA	140	20,517
Societe Generale SA	4,436	127,530
Sodexo SA	507	42,692
Teleperformance	335	124,668
Thales SA	635	73,264
TotalEnergies SE	14,013	716,314
Ubisoft Entertainment SA*	513	27,811
Unibail-Rodamco-Westfield REIT*(b)	801	60,965
Valeo	1,212	26,887
Veolia Environnement SA	3,449	120,695
Vinci SA	2,979	315,716
Vivendi SE	4,688	59,450
Wendel SE	168	17,151
Worldline SA, 144A*	1,296	66,706

(Cost $8,300,158)		9,994,714

Germany - 4.8%
adidas AG	1,072	254,880
Allianz SE	2,296	523,374
BASF SE	5,247	348,580
Bayer AG	5,662	327,012
Bayerische Motoren Werke AG	1,901	184,502
Bechtle AG	471	24,319
Beiersdorf AG	513	52,010
Brenntag SE	927	77,830
Carl Zeiss Meditec AG	254	40,114
Commerzbank AG*	5,283	44,628
Continental AG*	567	48,826
Covestro AG, 144A	1,156	61,192
Daimler Truck Holding AG*	2,393	72,928
Delivery Hero SE, 144A*(b)	887	47,549
Deutsche Bank AG*(d)	11,697	147,678
Deutsche Boerse AG	1,063	182,001
Deutsche Lufthansa AG*	3,735	28,787
Deutsche Post AG	5,592	283,155
Deutsche Telekom AG	18,505	332,602
E.ON SE	12,520	170,113
Evonik Industries AG	1,209	36,452
Fresenius Medical Care AG & Co. KGaA	1,096	70,440
Fresenius SE & Co. KGaA	2,502	87,710
GEA Group AG	757	33,162
Hannover Rueck SE	351	64,858
HeidelbergCement AG	821	53,521
HelloFresh SE*	945	51,792
Henkel AG & Co. KGaA	626	48,151
Infineon Technologies AG	7,316	252,203
KION Group AG	372	30,098
Knorr-Bremse AG	373	33,040
LANXESS AG	415	20,279
LEG Immobilien SE	442	57,142
Mercedes-Benz Group AG(b)	4,786	376,554
Merck KGaA	724	144,132
MTU Aero Engines AG	338	81,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	798	221,139
Nemetschek SE	280	24,940
Puma SE	565	51,935
Rational AG	42	30,987
RWE AG	3,453	160,636
SAP SE	5,898	670,043
Scout24 SE, 144A	508	29,733
Siemens AG	4,275	607,125
Siemens Energy AG	2,395	57,548
Siemens Healthineers AG, 144A	1,549	99,832
Symrise AG	737	88,008
Telefonica Deutschland Holding AG	3,904	10,703
Uniper SE	475	15,179
United Internet AG	471	16,033
Volkswagen AG	193	50,898
Vonovia SE	4,178	222,518
Zalando SE, 144A*	1,208	80,699

(Cost $7,119,337)		7,131,506

Greece - 0.1%
Alpha Services and Holdings SA*	12,148	16,509
Eurobank Ergasias Services and Holdings SA*	16,693	18,272
FF Group*(c)	197	1,060
Hellenic Telecommunications Organization SA	1,648	32,891
JUMBO SA	813	11,659
OPAP SA	977	14,186
Public Power Corp. SA*	1,176	11,168

(Cost $96,897)		105,745

Hong Kong - 2.3%
AIA Group Ltd.	68,498	712,188
Alibaba Health Information Technology Ltd.*	18,412	12,817
Alibaba Pictures Group Ltd.*	55,762	5,566
Beijing Enterprises Holdings Ltd.	5,118	17,454
Beijing Enterprises Water Group Ltd.	31,854	12,555
BOC Hong Kong Holdings Ltd.	21,461	77,170

Bosideng International Holdings Ltd.(b)	15,238	8,658
Brilliance China Automotive Holdings Ltd.*(c)	14,554	13,596
Budweiser Brewing Co. APAC Ltd., 144A	8,081	25,077
China Education Group Holdings Ltd.	6,794	5,790
China Everbright Environment Group Ltd.	18,331	13,136
China Gas Holdings Ltd.	15,059	23,818
China Jinmao Holdings Group Ltd.	29,759	9,901
China Mengniu Dairy Co. Ltd.*	21,192	137,626
China Merchants Port Holdings Co. Ltd.	7,147	13,444
China Overseas Land & Investment Ltd.	23,295	71,096
China Overseas Property Holdings Ltd.	10,120	10,943
China Power International Development Ltd.	21,037	11,872
China Resources Beer Holdings Co. Ltd.	9,129	72,253
China Resources Cement Holdings Ltd.	11,464	9,800
China Resources Gas Group Ltd.	4,554	20,892
China Resources Land Ltd.	17,184	83,560
China Resources Power Holdings Co. Ltd.	8,341	18,529
China Ruyi Holdings Ltd.*(b)	12,282	3,631
China State Construction International Holdings Ltd.	9,119	12,813
China Taiping Insurance Holdings Co. Ltd.	9,061	10,702
China Traditional Chinese Medicine Holdings Co. Ltd.	19,836	11,296
Chow Tai Fook Jewellery Group Ltd.*	8,598	17,868
CK Asset Holdings Ltd.	11,028	69,643
CK Hutchison Holdings Ltd.	16,004	112,126
CK Infrastructure Holdings Ltd.	3,353	20,810
CLP Holdings Ltd.	9,570	97,419
COSCO SHIPPING Ports Ltd.	8,929	7,347
ESR Cayman Ltd., 144A*	11,707	36,179
Far East Horizon Ltd.(b)	12,597	10,736
Futu Holdings Ltd., ADR*(b)	293	12,526
Galaxy Entertainment Group Ltd.*	11,394	63,352
Geely Automobile Holdings Ltd.	34,088	62,901
Guangdong Investment Ltd.	14,607	19,626
Hang Lung Properties Ltd.	8,971	18,804
Hang Seng Bank Ltd.	4,378	80,786
Henderson Land Development Co. Ltd.	7,376	30,676
HK Electric Investments & HK Electric Investments Ltd.(a)	12,417	12,251
HKT Trust & HKT Ltd.(a)	18,072	24,375
Hong Kong & China Gas Co. Ltd.	65,257	98,705
Hong Kong Exchanges & Clearing Ltd.	6,728	325,096
Hongkong Land Holdings Ltd.	7,500	40,425
Hopson Development Holdings Ltd.	3,604	7,388
Huabao International Holdings Ltd.(b)	5,757	3,293
HUTCHMED China Ltd., ADR*(b)	336	9,156
Jardine Matheson Holdings Ltd.	1,221	72,649
Jinmao Property Services Co. Ltd.*	449	2
Kingboard Holdings Ltd.	2,917	13,606
Kingboard Laminates Holdings Ltd.	7,257	12,035
Kunlun Energy Co. Ltd.	15,928	15,572
Link REIT	12,529	101,167
Melco Resorts & Entertainment Ltd., ADR*	1,472	14,749
MTR Corp. Ltd.	7,891	40,845
New World Development Co. Ltd.	13,213	52,838
Nine Dragons Paper Holdings Ltd.	12,298	11,756
Power Assets Holdings Ltd.	7,342	46,271
Shenzhen International Holdings Ltd.	4,411	4,538
Shimao Group Holdings Ltd.(b)	6,159	3,681
Sino Biopharmaceutical Ltd.	51,139	32,589
Sino Land Co. Ltd.	16,010	20,139
SITC International Holdings Co. Ltd.	8,103	33,285
Sun Hung Kai Properties Ltd.	7,327	85,228
Swire Pacific Ltd., Class A	2,735	15,119
Swire Properties Ltd.	6,125	15,911
Techtronic Industries Co. Ltd.	7,763	129,638
Vinda International Holdings Ltd.	3,368	9,589
WH Group Ltd., 144A	46,848	32,672
Wharf Holdings Ltd.	9,000	32,478
Wharf Real Estate Investment Co. Ltd.	8,251	37,007
Xinyi Glass Holdings Ltd.	8,988	23,866
Yuexiu Property Co. Ltd.	5,440	5,444

(Cost $3,386,623)		3,470,345

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,867	14,577
OTP Bank Nyrt*	1,384	53,196
Richter Gedeon Nyrt	851	17,868

(Cost $86,277)		85,641

India - 3.5%
ACC Ltd.	400	11,091
Adani Enterprises Ltd.	1,385	30,227
Adani Green Energy Ltd.*	1,921	46,998
Adani Ports & Special Economic Zone Ltd.	2,499	23,465
Adani Total Gas Ltd.	1,332	28,082
Adani Transmission Ltd.*	1,326	37,562
Ambuja Cements Ltd.	4,048	16,883
Apollo Hospitals Enterprise Ltd.	500	31,871
Asian Paints Ltd.	2,184	92,019
Aurobindo Pharma Ltd.	998	8,282
Avenue Supermarts Ltd., 144A*	1,147	66,072
Axis Bank Ltd.*	12,278	120,975
Bajaj Auto Ltd.	458	21,459
Bajaj Finance Ltd.	1,567	145,627
Bajaj Finserv Ltd.	231	49,091
Balkrishna Industries Ltd.	329	7,958
Bandhan Bank Ltd., 144A	3,030	12,317
Berger Paints India Ltd.	1,200	10,996
Bharat Electronics Ltd.	6,187	17,281
Bharat Forge Ltd.	2,232	20,103
Bharat Petroleum Corp. Ltd.	5,855	27,182

Bharti Airtel Ltd.*	13,341	121,551
Biocon Ltd.*	2,284	10,575
Britannia Industries Ltd.	620	28,203
Cholamandalam Investment and Finance Co. Ltd.	2,016	18,487
Cipla Ltd.	2,495	30,631
Coal India Ltd.	6,331	14,246
Colgate-Palmolive India Ltd.	750	14,437
Container Corp. Of India Ltd.	1,015	8,072
Dabur India Ltd.	2,525	18,879
Divi’s Laboratories Ltd.	727	41,151
DLF Ltd.	3,591	16,716
Dr. Reddy’s Laboratories Ltd.	628	33,867
Eicher Motors Ltd.	633	21,757
GAIL India Ltd.	7,774	14,945
Godrej Consumer Products Ltd.*	1,909	19,457
Godrej Properties Ltd.*	767	15,291
Grasim Industries Ltd.	1,482	31,441
Havells India Ltd.	1,309	20,599
HCL Technologies Ltd.	5,650	84,505
HDFC Asset Management Co. Ltd., 144A	537	14,868
HDFC Life Insurance Co. Ltd., 144A	6,213	43,142
Hero MotoCorp Ltd.	494	16,623
Hindalco Industries Ltd.	8,475	64,535
Hindustan Petroleum Corp. Ltd.	2,572	9,327
Hindustan Unilever Ltd.	4,866	140,276
Housing Development Finance Corp. Ltd.	9,521	298,781
ICICI Bank Ltd.	28,074	276,725
ICICI Lombard General Insurance Co. Ltd., 144A	1,159	19,440
ICICI Prudential Life Insurance Co. Ltd., 144A	2,550	16,216
Indian Oil Corp. Ltd.	8,950	13,660
Indian Railway Catering & Tourism Corp. Ltd.	1,558	16,735
Indraprastha Gas Ltd.	1,513	6,965
Indus Towers Ltd.*	2,785	7,951
Info Edge India Ltd.	422	24,947
Infosys Ltd.	19,266	438,671
InterGlobe Aviation Ltd., 144A*	661	16,448
ITC Ltd.	17,881	51,224
JSW Steel Ltd.	4,242	35,325
Jubilant Foodworks Ltd.	552	21,323
Kotak Mahindra Bank Ltd.	3,137	76,721
Larsen & Toubro Infotech Ltd., 144A	225	17,468
Larsen & Toubro Ltd.	3,893	93,867
Lupin Ltd.	1,353	13,393
Mahindra & Mahindra Ltd.	6,064	63,648
Marico Ltd.	2,701	18,451
Maruti Suzuki India Ltd.	857	94,565
Mindtree Ltd.	445	22,922
Motherson Sumi Systems Ltd.	5,715	11,411
Motherson Sumi Wiring India Ltd.*(c)	5,715	2,640
Mphasis Ltd.	595	24,549
MRF Ltd.	18	15,705
Muthoot Finance Ltd.	540	9,738
Nestle India Ltd.	163	38,159
NTPC Ltd.	26,817	47,514
Oil & Natural Gas Corp. Ltd.	12,679	27,033
Page Industries Ltd.	15	8,412
Petronet LNG Ltd.	3,652	10,435
PI Industries Ltd.	318	10,418
Pidilite Industries Ltd.	822	26,215
Piramal Enterprises Ltd.	437	12,007
Power Grid Corp. of India Ltd.	17,477	48,513
Reliance Industries Ltd.	15,960	499,797
SBI Cards & Payment Services Ltd.*	822	8,570
SBI Life Insurance Co. Ltd., 144A	2,150	30,251
Shree Cement Ltd.	79	25,598
Shriram Transport Finance Co. Ltd.	903	13,473
Siemens Ltd.	413	12,867
SRF Ltd.	1,028	32,521
State Bank of India	10,742	68,888
Sun Pharmaceutical Industries Ltd.	4,970	55,665
Tata Consultancy Services Ltd.	5,192	244,911
Tata Consumer Products Ltd.	3,472	33,113
Tata Motors Ltd.*	9,470	57,067
Tata Power Co. Ltd.	8,645	25,592
Tata Steel Ltd.	3,729	60,416
Tech Mahindra Ltd.	3,543	66,301
Titan Co. Ltd.	2,017	68,169
Torrent Pharmaceuticals Ltd.	248	9,051
Trent Ltd.	962	14,148
UltraTech Cement Ltd.	514	44,804
United Spirits Ltd.*	1,528	17,950
UPL Ltd.	2,542	22,450
Vedanta Ltd.	5,256	26,529
Wipro Ltd.	8,531	62,929
Yes Bank Ltd.*	56,316	9,903
Zomato Ltd.*	9,586	10,172

(Cost $4,140,110)		5,138,452

Indonesia - 0.5%
PT Adaro Energy Tbk	33,916	5,784
PT Astra International Tbk	115,091	46,463
PT Bank Central Asia Tbk	313,701	175,770
PT Bank Jago Tbk*	23,368	26,309
PT Bank Mandiri Persero Tbk	113,579	60,873
PT Bank Negara Indonesia Persero Tbk	41,814	23,283
PT Bank Rakyat Indonesia Persero Tbk	392,150	124,193
PT Barito Pacific Tbk	143,604	8,896
PT Charoen Pokphand Indonesia Tbk	46,513	18,777
PT Gudang Garam Tbk	4,965	10,851

PT Indah Kiat Pulp & Paper Tbk	20,884	11,738
PT Indofood CBP Sukses Makmur Tbk	15,292	9,047
PT Indofood Sukses Makmur Tbk	20,637	8,906
PT Kalbe Farma Tbk	128,252	14,685
PT Merdeka Copper Gold Tbk*	76,376	20,573
PT Sarana Menara Nusantara Tbk	165,268	11,906
PT Semen Indonesia Persero Tbk	23,235	11,644
PT Telkom Indonesia Persero Tbk	296,560	89,585
PT Tower Bersama Infrastructure Tbk	48,652	9,956
PT Unilever Indonesia Tbk	47,290	12,113
PT United Tractors Tbk	11,315	19,611

(Cost $631,506)		720,963

Ireland - 0.7%
AerCap Holdings NV*	719	39,135
CRH PLC	4,337	197,481
DCC PLC	623	48,975
Experian PLC	5,193	204,325
Flutter Entertainment PLC*	907	130,427
Flutter Entertainment PLC*	56	8,110
James Hardie Industries PLC CDI	2,496	80,943
Kerry Group PLC, Class A	900	107,169
Kingspan Group PLC	930	90,553
Smurfit Kappa Group PLC	1,549	77,445

(Cost $819,062)		984,563

Israel - 0.4%
Azrieli Group Ltd.	252	21,505
Bank Hapoalim BM	6,312	66,623
Bank Leumi Le-Israel BM	7,327	79,139
Check Point Software Technologies Ltd.*	573	83,016
CyberArk Software Ltd.*	230	39,132
Elbit Systems Ltd.	147	30,079
Fiverr International Ltd.*	175	13,809
ICL Group Ltd.	3,862	43,783
Inmode Ltd.*	337	14,387
Israel Discount Bank Ltd., Class A	8,033	52,739
Kornit Digital Ltd.*	278	26,363
Mizrahi Tefahot Bank Ltd.	797	31,053
Nice Ltd.*	361	81,593
Teva Pharmaceutical Industries Ltd., ADR*	6,211	50,495
Wix.com Ltd.*	294	26,925

(Cost $649,266)		660,641

Italy - 1.3%
Amplifon SpA	666	28,713
Assicurazioni Generali SpA(b)	6,130	121,863
Atlantia SpA*	2,885	53,083
Davide Campari-Milano NV	3,360	36,725
DiaSorin SpA	152	22,778
Enel SpA	45,037	333,235
Eni SpA	14,118	218,958
Ferrari NV	720	155,607
FinecoBank Banca Fineco SpA	3,624	60,646
Infrastrutture Wireless Italiane SpA, 144A	2,172	22,191
Intesa Sanpaolo SpA	91,873	236,259
Mediobanca Banca di Credito Finanziario SpA	4,178	43,688
Moncler SpA	1,218	73,993
Nexi SpA, 144A*	2,517	34,628
Poste Italiane SpA, 144A	2,698	31,083
Prysmian SpA	1,484	49,119
Recordati Industria Chimica e Farmaceutica SpA	631	30,961
Snam SpA	11,343	63,147
Telecom Italia SpA	50,399	21,355
Terna - Rete Elettrica Nazionale	8,413	69,258
UniCredit SpA	12,083	154,285

(Cost $1,749,229)		1,861,575

Japan - 13.8%
Advantest Corp.	1,000	78,894
Aeon Co. Ltd.(b)	3,900	88,116
AGC, Inc.	1,100	48,702
Aisin Corp.	800	29,122
Ajinomoto Co., Inc.	2,900	84,227
ANA Holdings, Inc.*	600	13,186
Asahi Group Holdings Ltd.	2,600	105,027
Asahi Intecc Co. Ltd.	1,100	23,499
Asahi Kasei Corp.	7,800	73,105
Astellas Pharma, Inc.	10,500	175,221
Azbil Corp.	800	30,131
Bandai Namco Holdings, Inc.	1,100	80,085
Benefit One, Inc.	500	11,486
Bridgestone Corp.	3,200	131,518
Brother Industries Ltd.	1,519	27,562
Canon, Inc.	5,700	133,792
Capcom Co. Ltd.	800	19,310
Central Japan Railway Co.	800	107,789
Chiba Bank Ltd.	4,400	27,901
Chubu Electric Power Co., Inc.	4,100	41,119
Chugai Pharmaceutical Co. Ltd.	3,964	131,024
Concordia Financial Group Ltd.	6,200	25,401
Cosmos Pharmaceutical Corp.	100	13,804
CyberAgent, Inc.	1,800	23,266
Dai Nippon Printing Co. Ltd.	1,000	25,982
Daifuku Co. Ltd.	500	35,924
Dai-ichi Life Holdings, Inc.	5,700	119,389
Daiichi Sankyo Co. Ltd.	9,626	233,899
Daikin Industries Ltd.	1,413	260,624
Daito Trust Construction Co. Ltd.	300	33,193
Daiwa House Industry Co. Ltd.	3,271	93,010
Daiwa House REIT Investment Corp. REIT(b)	11	29,805
Daiwa Securities Group, Inc.	9,600	56,933
Denso Corp.	2,500	174,988

Dentsu Group, Inc.	1,200	47,754
Disco Corp.	200	55,930
East Japan Railway Co.	1,570	93,000
Eisai Co. Ltd.	1,200	59,684
ENEOS Holdings, Inc.	15,493	61,155
FANUC Corp.	1,125	207,014
Fast Retailing Co. Ltd.	308	165,647
Fuji Electric Co. Ltd.	600	30,583
FUJIFILM Holdings Corp.	1,900	120,017
Fujitsu Ltd.	1,100	158,496
GLP J REIT(b)	26	38,808
GMO Payment Gateway, Inc.	200	19,084
Hakuhodo DY Holdings, Inc.	1,200	15,824
Hamamatsu Photonics KK	900	45,327
Hankyu Hanshin Holdings, Inc.	1,100	32,867
Hikari Tsushin, Inc.	100	12,352
Hino Motors Ltd.	1,000	9,368
Hirose Electric Co. Ltd.	205	30,581
Hitachi Construction Machinery Co. Ltd.	600	14,629
Hitachi Ltd.	5,441	267,400
Hitachi Metals Ltd.*	1,148	20,441
Honda Motor Co. Ltd.	9,043	277,272
Hoshizaki Corp.	278	19,297
Hoya Corp.	2,078	268,505
Hulic Co. Ltd.	2,700	24,589
Ibiden Co. Ltd.	600	28,809
Idemitsu Kosan Co. Ltd.	1,032	27,648
Iida Group Holdings Co. Ltd.	500	9,233
Inpex Corp.	5,900	60,814
Isuzu Motors Ltd.	3,400	46,047
Ito En Ltd.	200	11,482
ITOCHU Corp.	6,600	214,881
Itochu Techno-Solutions Corp.	400	10,295
Japan Airlines Co. Ltd.*	500	9,990
Japan Exchange Group, Inc.	3,100	58,244
Japan Metropolitan Fund Invest REIT(b)	54	43,730
Japan Post Bank Co. Ltd. (b)	2,500	22,050
Japan Post Holdings Co. Ltd.*	14,099	117,008
Japan Post Insurance Co. Ltd.	1,100	18,888
Japan Real Estate Investment Corp. REIT	6	31,992
Japan Tobacco, Inc.	6,988	128,862
JFE Holdings, Inc.	2,800	41,891
JSR Corp.	1,200	37,472
Kajima Corp.	1,800	24,174
Kakaku.com, Inc.	500	10,890
Kansai Electric Power Co., Inc.	4,100	41,440
Kansai Paint Co. Ltd.	800	15,998
Kao Corp.	2,711	126,866
KDDI Corp.	8,900	290,770
Keio Corp.	500	20,441
Keisei Electric Railway Co. Ltd.	500	14,004
Keyence Corp.	1,100	514,574
Kikkoman Corp.	900	66,855
Kintetsu Group Holdings Co. Ltd.*	800	24,042
Kirin Holdings Co. Ltd.	5,400	89,597
Kobayashi Pharmaceutical Co. Ltd.	400	34,167
Kobe Bussan Co. Ltd.	700	23,046
Koei Tecmo Holdings Co. Ltd.	260	8,990
Koito Manufacturing Co. Ltd.	600	30,896
Komatsu Ltd.	5,000	114,926
Konami Holdings Corp.	400	22,546
Kose Corp.	200	22,842
Kubota Corp.	5,900	105,822
Kurita Water Industries Ltd.	700	28,617
Kyocera Corp.	1,884	107,814
Kyowa Kirin Co. Ltd.	1,400	35,973
Lasertec Corp.	400	72,509
Lawson, Inc.(b)	300	12,526
Lion Corp.	1,032	13,510
Lixil Corp.	1,600	35,559
M3, Inc.	2,542	94,392
Makita Corp.	1,300	46,079
Marubeni Corp.	9,200	96,309
Mazda Motor Corp.*	4,500	33,506
McDonald’s Holdings Co. Japan Ltd.	300	12,891
Medipal Holdings Corp.	865	15,778
MEIJI Holdings Co. Ltd.	500	30,053
Mercari, Inc.*	400	12,352
MINEBEA MITSUMI, Inc.	2,000	43,422
MISUMI Group, Inc.	1,500	47,819
Mitsubishi Chemical Holdings Corp.	7,600	54,036
Mitsubishi Corp.	6,944	233,812
Mitsubishi Electric Corp.	10,000	120,167
Mitsubishi Estate Co. Ltd.	7,100	108,509
Mitsubishi Gas Chemical Co., Inc.	600	10,631
Mitsubishi HC Capital, Inc.	4,100	21,362
Mitsubishi Heavy Industries Ltd.	1,500	44,309
Mitsubishi UFJ Financial Group, Inc.	67,200	416,650
Mitsui & Co. Ltd.	8,700	216,847
Mitsui Chemicals, Inc.	1,100	28,111
Mitsui Fudosan Co. Ltd.	5,200	115,656
Mitsui OSK Lines Ltd.	700	56,869
Miura Co. Ltd.	400	10,908
Mizuho Financial Group, Inc.	13,250	175,760
MonotaRO Co. Ltd.	1,200	22,442
MS&AD Insurance Group Holdings, Inc.	2,600	88,314
Murata Manufacturing Co. Ltd.	3,300	223,521
NEC Corp.	1,400	60,340
Nexon Co. Ltd.	2,860	61,894
NGK Insulators Ltd.	1,000	15,483
Nidec Corp.	2,600	223,510
Nihon M&A Center Holdings, Inc.	1,400	20,251

Nintendo Co. Ltd.	620	312,899
Nippon Building Fund, Inc. REIT	9	51,511
Nippon Express Holdings, Inc.	300	18,214
Nippon Paint Holdings Co. Ltd.	5,000	44,318
Nippon Prologis REIT, Inc. REIT	10	29,357
Nippon Sanso Holdings Corp.	500	9,751
Nippon Shinyaku Co. Ltd.	400	25,921
Nippon Steel Corp.	5,310	97,387
Nippon Telegraph & Telephone Corp.	6,700	191,911
Nippon Yusen KK	800	74,249
Nissan Chemical Corp.	600	33,923
Nissan Motor Co. Ltd.*	14,600	69,250
Nisshin Seifun Group, Inc.	850	12,052
Nissin Foods Holdings Co. Ltd.	315	25,125
Nitori Holdings Co. Ltd.	501	75,151
Nitto Denko Corp.	700	50,842
Nomura Holdings, Inc.	17,100	78,282
Nomura Real Estate Holdings, Inc.	600	14,952
Nomura Real Estate Master Fund, Inc. REIT(b)	28	36,971
Nomura Research Institute Ltd.	1,756	60,715
NTT Data Corp.	3,600	68,045
Obayashi Corp.	4,700	39,288
Obic Co. Ltd.	400	63,706
Odakyu Electric Railway Co. Ltd.	1,500	24,712
Oji Holdings Corp.	4,222	21,557
Olympus Corp.	6,600	132,012
Omron Corp.	1,100	74,249
Ono Pharmaceutical Co. Ltd.	2,300	56,547
Open House Group Co. Ltd.	500	22,616
Oracle Corp.	200	14,196
Oriental Land Co. Ltd.	1,125	206,769
ORIX Corp.	6,900	137,022
Orix JREIT, Inc. REIT(b)	12	16,795
Osaka Gas Co. Ltd.	2,008	36,836
Otsuka Corp.	608	23,455
Otsuka Holdings Co. Ltd.	2,083	71,804
Pan Pacific International Holdings Corp.	2,400	39,247
Panasonic Corp.	13,100	135,598
Persol Holdings Co. Ltd.	1,000	22,215
Pola Orbis Holdings, Inc.	400	6,249
Rakuten Group, Inc.	5,900	49,986
Recruit Holdings Co. Ltd.	7,900	331,145
Renesas Electronics Corp.*	7,300	85,087
Resona Holdings, Inc.	13,800	62,155
Ricoh Co. Ltd.	3,900	33,211
Rinnai Corp.	200	16,388
Rohm Co. Ltd.	400	31,418
Ryohin Keikaku Co. Ltd.(b)	1,350	19,833
Santen Pharmaceutical Co. Ltd.	1,600	18,148
SBI Holdings, Inc.	1,517	39,586
SCSK Corp.	900	15,328
Secom Co. Ltd.	1,100	80,583
Seiko Epson Corp.	1,500	23,003
Sekisui Chemical Co. Ltd.	2,200	35,995
Sekisui House Ltd.	3,400	69,381
Seven & i Holdings Co. Ltd.(b)	4,287	208,486
SG Holdings Co. Ltd.	1,400	29,616
Sharp Corp.(b)	900	8,478
Shimadzu Corp.	1,200	42,848
Shimano, Inc.	453	104,734
Shimizu Corp.	4,500	29,787
Shin-Etsu Chemical Co. Ltd.	1,955	300,481
Shionogi & Co. Ltd.	1,509	100,294
Shiseido Co. Ltd.	2,306	131,703
Shizuoka Bank Ltd.	4,000	29,748
SMC Corp.	302	178,760
SoftBank Corp.	16,300	205,655
SoftBank Group Corp.	7,000	312,052
Sohgo Security Services Co. Ltd.	400	14,404
Sompo Holdings, Inc.	1,500	65,498
Sony Group Corp.	7,100	729,361
Square Enix Holdings Co. Ltd.	400	19,345
Stanley Electric Co. Ltd.	500	11,860
Subaru Corp.	4,200	69,175
SUMCO Corp.	1,600	26,262
Sumitomo Chemical Co. Ltd.(b)	9,100	43,535
Sumitomo Corp.	6,600	107,584
Sumitomo Dainippon Pharma Co. Ltd.	1,000	10,986
Sumitomo Electric Industries Ltd.	4,200	55,621
Sumitomo Metal Mining Co. Ltd.	1,400	69,973
Sumitomo Mitsui Financial Group, Inc.	7,400	265,258
Sumitomo Mitsui Trust Holdings, Inc.	1,610	57,558
Sumitomo Realty & Development Co. Ltd.	1,639	48,273
Suntory Beverage & Food Ltd.	700	28,009
Suzuki Motor Corp.	1,900	75,577
Sysmex Corp.	900	71,427
T&D Holdings, Inc.	3,000	43,944
Taisei Corp.	900	29,866
Taisho Pharmaceutical Holdings Co. Ltd.	400	19,867
Takeda Pharmaceutical Co. Ltd.	8,887	270,634
TDK Corp.	2,200	88,027
Terumo Corp.	3,700	119,369
TIS, Inc.	1,100	25,834
Tobu Railway Co. Ltd.	1,092	26,833
Toho Co. Ltd.	500	20,811
Tokio Marine Holdings, Inc.	3,534	202,083
Tokyo Century Corp.	200	8,768
Tokyo Electric Power Co. Holdings, Inc.*	8,800	27,709
Tokyo Electron Ltd.	848	411,368
Tokyo Gas Co. Ltd.	1,700	34,720
Tokyu Corp.	3,000	39,977

TOPPAN, Inc.	1,500	29,448
Toray Industries, Inc.	8,000	45,906
Toshiba Corp.	2,051	81,655
Tosoh Corp.	900	13,997
TOTO Ltd.	640	26,916
Toyo Suisan Kaisha Ltd.	400	16,840
Toyota Industries Corp.	800	60,819
Toyota Motor Corp.	59,620	1,109,010
Toyota Tsusho Corp.	1,000	41,447
Trend Micro, Inc.	800	44,535
Tsuruha Holdings, Inc.	200	15,987
Unicharm Corp.	2,405	90,372
USS Co. Ltd.	1,100	18,218
Welcia Holdings Co. Ltd.	400	10,664
West Japan Railway Co.	1,300	55,996
Yakult Honsha Co. Ltd.	700	37,933
Yamaha Corp.	700	32,636
Yamaha Motor Co. Ltd.	1,800	40,332
Yamato Holdings Co. Ltd.	1,400	27,375
Yaskawa Electric Corp.(b)	1,300	51,677
Yokogawa Electric Corp.	961	15,423
Z Holdings Corp.	15,800	76,633
ZOZO, Inc.	633	17,895

(Cost $17,608,531)		20,494,189

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $30,366)	948	26,490

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	5,817	19,518
Boubyan Bank KSCP*	4,865	13,223
Kuwait Finance House KSCP	27,957	87,158
Mobile Telecommunications Co. KSCP	11,856	24,276
National Bank of Kuwait SAKP	38,507	134,164

(Cost $214,475)		278,339

Luxembourg - 0.2%
ArcelorMittal SA	3,549	110,247
Aroundtown SA	5,566	34,512
Eurofins Scientific SE	756	76,748
Reinet Investments SCA	815	16,801
Tenaris SA	2,792	36,126

(Cost $245,588)		274,434

Macau - 0.0%
Sands China Ltd.*
(Cost $58,409)	14,934	39,081

Malaysia - 0.4%
AMMB Holdings Bhd*	6,287	5,031
Axiata Group Bhd	13,276	12,427
CIMB Group Holdings Bhd	44,781	60,903
Dialog Group Bhd	16,100	10,814
DiGi.Com Bhd	22,744	21,940
Fraser & Neave Holdings Bhd	800	4,306
Genting Bhd	10,100	11,162
Genting Malaysia Bhd	21,700	15,454
HAP Seng Consolidated Bhd	2,069	3,735
Hartalega Holdings Bhd	9,900	10,894
Hong Leong Bank Bhd	5,482	26,192
Hong Leong Financial Group Bhd	1,753	8,067
IHH Healthcare Bhd	7,891	12,348
Inari Amertron Bhd	21,000	16,106
IOI Corp. Bhd	12,200	13,367
Kuala Lumpur Kepong Bhd	1,320	8,174
Malayan Banking Bhd	26,804	55,926
Malaysia Airports Holdings Bhd*	9,100	13,330
Maxis Bhd	13,500	12,926
MISC Bhd	6,700	11,729
Nestle Malaysia Bhd	300	9,575
Petronas Chemicals Group Bhd	9,057	20,601
Petronas Dagangan Bhd	1,500	7,688
Petronas Gas Bhd	5,141	21,306
PPB Group Bhd	1,840	7,862
Press Metal Aluminium Holdings Bhd	22,000	35,789
Public Bank Bhd	78,200	82,884
QL Resources Bhd	7,800	9,196
RHB Bank Bhd	7,059	9,920
Sime Darby Plantation Bhd	13,111	15,333
Telekom Malaysia Bhd	4,400	5,303
Tenaga Nasional Bhd	13,100	28,612
Top Glove Corp. Bhd	19,800	9,668
Westports Holdings Bhd	5,300	4,936

(Cost $593,206)		603,504

Mexico - 0.6%
Alfa SAB de CV, Class A	20,759	15,548
America Movil SAB de CV, Series L	170,062	153,696
Arca Continental SAB de CV	2,331	15,378
Becle SAB de CV	5,264	13,201
Cemex SAB de CV, Series CPO*	86,708	44,537
Coca-Cola Femsa SAB de CV	2,980	16,366
Fibra Uno Administracion SA de CV REIT	11,047	12,449
Fomento Economico Mexicano SAB de CV	11,686	94,163
Gruma SAB de CV, Class B	1,273	17,265
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	2,282	33,193
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,220	26,383
Grupo Bimbo SAB de CV, Series A	9,314	28,682
Grupo Carso SAB de CV, Series A1	3,875	11,800
Grupo Financiero Banorte SAB de CV, Class O	15,237	103,068
Grupo Financiero Inbursa SAB de CV, Class O*	15,118	24,639
Grupo Mexico SAB de CV, Series B	16,262	83,426
Grupo Televisa SAB, Series CPO	14,181	30,396

Industrias Penoles SAB de CV	573	7,152
Kimberly-Clark de Mexico SAB de CV, Class A	7,999	11,225
Megacable Holdings SAB de CV, Series CPO	2,521	7,425
Orbia Advance Corp. SAB de CV	6,566	16,773
Wal-Mart de Mexico SAB de CV	31,857	121,169

(Cost $847,419)		887,934

Netherlands - 3.0%
ABN AMRO Bank NV, 144A	2,450	32,586
Adyen NV, 144A*	117	244,584
Aegon NV	8,872	43,919
Akzo Nobel NV	1,030	98,165
Argenx SE*	273	78,393
ASM International NV	264	85,310
ASML Holding NV	2,315	1,554,561
Euronext NV, 144A	508	46,052
EXOR NV	538	40,899
Heineken Holding NV	643	52,450
Heineken NV	1,377	139,543
IMCD NV	357	57,921
ING Groep NV	22,062	259,689
JDE Peet’s NV	555	18,218
Just Eat Takeaway.com NV, 144A*	990	40,206
Koninklijke Ahold Delhaize NV	5,956	183,516
Koninklijke DSM NV	988	185,334
Koninklijke KPN NV	18,833	64,405
Koninklijke Philips NV	5,150	175,197
NN Group NV	1,491	71,519
Prosus NV*	5,278	327,973
QIAGEN NV*	1,223	61,434
Randstad NV	720	49,003
Stellantis NV	11,527	211,577
Universal Music Group NV	4,361	99,409
Wolters Kluwer NV	1,488	151,526

(Cost $3,368,101)		4,373,389

New Zealand - 0.2%
Auckland International Airport Ltd.*	5,772	27,806
Fisher & Paykel Healthcare Corp. Ltd.	3,322	61,833
Mercury NZ Ltd.	2,654	10,271
Meridian Energy Ltd.	7,793	26,337
Ryman Healthcare Ltd.(b)	2,765	18,708
Spark New Zealand Ltd.	11,557	35,227
Xero Ltd.*	703	47,858

(Cost $217,320)		228,040

Norway - 0.5%
Adevinta ASA*	1,597	17,112
Aker BP ASA	725	22,492
DNB Bank ASA	4,907	109,709
Equinor ASA	5,352	169,045
Gjensidige Forsikring ASA	1,263	31,217
Mowi ASA	2,634	67,644
Norsk Hydro ASA	8,326	78,917
Orkla ASA	4,418	41,365
Schibsted ASA, Class A	297	8,530
Schibsted ASA, Class B(c)	658	17,033
Telenor ASA	3,893	57,606
Yara International ASA	992	50,411

(Cost $564,958)		671,081

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR*(b)	1,206	11,939
Credicorp Ltd.	355	53,694
Southern Copper Corp.	467	32,405

(Cost $96,660)		98,038

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	4,000	4,673
AC Energy Corp.	59,400	9,848
Ayala Corp.	1,540	25,532
Ayala Land, Inc.	40,500	30,808
Bank of the Philippine Islands	12,440	24,264
BDO Unibank, Inc.	10,570	26,636
Globe Telecom, Inc.	180	9,016
GT Capital Holdings, Inc.	1	11
International Container Terminal Services, Inc.	5,780	23,742
JG Summit Holdings, Inc.	24,320	28,603
Jollibee Foods Corp.	1,750	8,226
Manila Electric Co.	930	6,675
Metropolitan Bank & Trust Co.	12,951	14,424
Monde Nissin Corp., 144A*	39,200	12,631
PLDT, Inc.	240	8,421
SM Investments Corp.	1,155	20,095
SM Prime Holdings, Inc.	54,400	42,230
Universal Robina Corp.	4,820	11,281

(Cost $280,872)		307,116

Poland - 0.2%
Allegro.eu SA, 144A*	2,097	15,668
Bank Polska Kasa Opieki SA	902	24,838
CD Projekt SA	388	15,564
Cyfrowy Polsat SA	1,189	7,710
Dino Polska SA, 144A*	370	26,018
InPost SA*	1,003	6,206
KGHM Polska Miedz SA	785	30,947
LPP SA	6	12,370
mBank SA*	103	10,133
Orange Polska SA*	3,991	7,406
PGE Polska Grupa Energetyczna SA*	5,301	10,301
Polski Koncern Naftowy ORLEN SA	1,775	30,046
Polskie Gornictwo Naftowe i Gazownictwo SA	7,121	9,445
Powszechna Kasa Oszczednosci Bank Polski SA*	5,383	51,714
Powszechny Zaklad Ubezpieczen SA	3,685	27,686
Santander Bank Polska SA	171	12,819

(Cost $324,608)		298,871

Portugal - 0.1%
EDP - Energias de Portugal SA	15,490	75,794
Galp Energia SGPS SA	3,053	33,746
Jeronimo Martins SGPS SA	1,257	27,378

(Cost $129,414)		136,918

Qatar - 0.3%
Barwa Real Estate Co.	8,950	8,920
Commercial Bank PSQC	8,970	16,999
Industries Qatar QSC	8,717	43,812
Masraf Al Rayan QSC	25,190	34,592
Mesaieed Petrochemical Holding Co.	20,910	15,334
Ooredoo QPSC	1,983	4,180
Qatar Electricity & Water Co. QSC	1,690	8,332
Qatar Fuel QSC	1,750	8,940
Qatar Gas Transport Co. Ltd.	18,209	18,829
Qatar International Islamic Bank QSC	4,987	14,039
Qatar Islamic Bank SAQ	8,080	46,802
Qatar National Bank QPSC	25,279	151,355

(Cost $273,206)		372,134

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $28,946)	2,516	16,003

Russia - 0.2%
Alrosa PJSC(c)	15,266	5,723
Gazprom PJSC(c)	63,321	91,881
Inter RAO UES PJSC(c)	208,853	2,595
LUKOIL PJSC(c)	2,194	38,904
Magnit PJSC, GDR	2,218	3,550
MMC Norilsk Nickel PJSC(c)	352	37,347
Mobile TeleSystems PJSC, ADR(c)	3,019	7,817
Moscow Exchange MICEX-RTS PJSC(c)	8,105	3,511
Novatek PJSC, GDR	515	19,755
Novolipetsk Steel PJSC(c)	7,219	3,703
Ozon Holdings PLC, ADR*(c)	322	1,520
PhosAgro PJSC, GDR	656	3,995
Polymetal International PLC(c)	1,738	6,339
Polyus PJSC(c)	204	14,485
Rosneft Oil Co. PJSC(c)	6,103	10,042
Sberbank of Russia PJSC(c)	57,586	18,090
Severstal PAO(c)	1,243	5,224
Surgutneftegas PJSC(c)	29,592	2,906
Tatneft PJSC(c)	7,874	12,556
United Co RUSAL International PJSC*(c)	21,438	5,822
VK Co. Ltd., GDR*(c)	452	252
VTB Bank PJSC(c)	16,943,490	1,457
X5 Retail Group NV, GDR(c)	635	3,516
Yandex NV, Class A*(c)	1,576	13,260

(Cost $1,190,349)		314,250

Saudi Arabia - 1.1%
Advanced Petrochemical Co.	842	16,832
Al Rajhi Bank	7,087	302,997
Alinma Bank	5,106	48,315
Almarai Co. JSC	788	10,523
Arab National Bank	2,656	19,823
Bank AlBilad*	2,883	45,262
Bank Al-Jazira	2,678	19,166
Banque Saudi Fransi	2,829	40,041
Bupa Arabia for Cooperative Insurance Co.	297	12,825
Co. for Cooperative Insurance	615	12,819
Dar Al Arkan Real Estate Development Co.*	4,027	11,743
Dr Sulaiman Al Habib Medical Services Group Co.	193	8,807
Etihad Etisalat Co.	2,362	21,972
Jarir Marketing Co.	225	12,522
Mobile Telecommunications Co. Saudi Arabia*	2,628	9,400
Mouwasat Medical Services Co.	305	16,861
National Industrialization Co.*	3,705	22,279
National Petrochemical Co.	769	9,224
Rabigh Refining & Petrochemical Co.*	1,926	12,578
Riyad Bank	7,309	69,161
SABIC Agri-Nutrients Co.	1,133	48,078
Sahara International Petrochemical Co.	2,749	34,145
Saudi Arabian Mining Co.*	2,345	66,755
Saudi Arabian Oil Co., 144A	11,440	126,698
Saudi Basic Industries Corp.	5,256	174,560
Saudi British Bank	3,927	40,508
Saudi Electricity Co.	5,505	40,498
Saudi Industrial Investment Group	1,267	11,904
Saudi Kayan Petrochemical Co.*	5,020	27,216
Saudi National Bank	12,274	223,122
Saudi Research & Media Group*	208	13,860
Saudi Telecom Co.	3,502	106,413
Savola Group	735	6,641
Yanbu National Petrochemical Co.	1,170	21,394

(Cost $1,215,616)		1,664,942

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	17,246	35,237
BOC Aviation Ltd., 144A	754	6,537
CapitaLand Integrated Commercial Trust REIT	31,340	48,777
Capitaland Investment Ltd.*	14,857	40,438
City Developments Ltd.	1,600	8,403
DBS Group Holdings Ltd.	10,006	249,615
Genting Singapore Ltd.	44,200	25,104
Grab Holdings Ltd., Class A*	6,305	36,317
JOYY, Inc., ADR	292	13,517
Keppel Corp. Ltd.	8,600	37,998
Mapletree Commercial Trust REIT	7,800	10,414
Mapletree Logistics Trust REIT	10,809	13,953

Oversea-Chinese Banking Corp. Ltd.	18,865	162,392
Sea Ltd., ADR*	1,822	265,283
Singapore Airlines Ltd.*(b)	8,850	33,228
Singapore Exchange Ltd.	5,193	35,777
Singapore Technologies Engineering Ltd.	9,530	26,853
Singapore Telecommunications Ltd.	48,100	89,409
United Overseas Bank Ltd.	6,322	139,479
UOL Group Ltd.	1,500	7,723
Venture Corp. Ltd.	1,500	19,396
Wilmar International Ltd.	9,837	31,781

(Cost $1,382,298)		1,337,631

South Africa - 1.0%
Absa Group Ltd.	3,906	44,871
African Rainbow Minerals Ltd.	619	11,016
Anglo American Platinum Ltd.	365	56,971
AngloGold Ashanti Ltd.	2,061	48,720
Aspen Pharmacare Holdings Ltd.	2,120	27,713
Bid Corp. Ltd.	1,838	37,343
Bidvest Group Ltd.	2,005	27,439
Capitec Bank Holdings Ltd.	443	59,763
Clicks Group Ltd.(b)	1,403	27,278
Discovery Ltd.*	2,733	28,048
Exxaro Resources Ltd.	1,169	15,058
FirstRand Ltd.	28,507	122,584
Gold Fields Ltd.	4,806	67,147
Growthpoint Properties Ltd. REIT	17,402	15,165
Harmony Gold Mining Co. Ltd.	2,198	9,605
Impala Platinum Holdings Ltd.	4,719	90,205
Kumba Iron Ore Ltd.	417	16,393
Mr Price Group Ltd.	1,097	14,955
MTN Group Ltd.*	9,919	123,598
MultiChoice Group	2,673	21,907
Naspers Ltd., Class N	1,221	153,135
Nedbank Group Ltd.	2,696	38,327
Northam Platinum Holdings Ltd.*	2,111	34,085
Old Mutual Ltd.	20,340	16,667
Pepkor Holdings Ltd., 144A	10,944	15,623
Rand Merchant Investment Holdings Ltd.	2,922	9,194
Remgro Ltd.	3,149	28,616
Sanlam Ltd.	11,178	47,006
Sasol Ltd.*	3,196	72,871
Shoprite Holdings Ltd.	3,130	46,615
Sibanye Stillwater Ltd.	13,386	62,132
SPAR Group Ltd.	934	9,967
Standard Bank Group Ltd.	7,436	78,653
Tiger Brands Ltd.(b)	1,073	11,398
Vodacom Group Ltd.	3,476	33,460
Woolworths Holdings Ltd.	5,806	19,069

(Cost $1,272,952)		1,542,597

South Korea - 3.3%
Alteogen, Inc.*	130	5,774
Amorepacific Corp.	151	23,108
AMOREPACIFIC Group	63	2,557
BGF retail Co. Ltd.	34	4,793
Celltrion Healthcare Co. Ltd.	497	26,248
Celltrion Pharm, Inc.*	54	3,948
Celltrion, Inc.	538	71,369
Cheil Worldwide, Inc.	320	5,988
CJ CheilJedang Corp.	38	11,962
CJ ENM Co. Ltd.	120	12,975
Coway Co. Ltd.	253	15,171
DB Insurance Co. Ltd.	302	15,523
Doosan Bobcat, Inc.	409	12,977
Doosan Heavy Industries & Construction Co. Ltd.*	1,613	27,904
Ecopro BM Co. Ltd.	68	21,220
E-MART, Inc.	89	9,623
F&F Co. Ltd. / New	35	25,908
Green Cross Corp.	32	4,844
GS Engineering & Construction Corp.	342	12,188
GS Holdings Corp.	332	11,045
Hana Financial Group, Inc.	1,637	66,305
Hankook Tire & Technology Co. Ltd.	342	10,012
Hanmi Pharm. Co. Ltd.*	34	7,494
Hanon Systems	837	8,040
Hanwha Solutions Corp.*	499	14,048
HLB, Inc.*	328	8,484
HMM Co. Ltd.*	1,272	30,521
Hotel Shilla Co. Ltd.	152	10,177
HYBE Co. Ltd.*	84	20,155
Hyundai Engineering & Construction Co. Ltd.	583	20,995
Hyundai Glovis Co. Ltd.	90	13,174
Hyundai Heavy Industries Holdings Co. Ltd.	340	14,535
Hyundai Mobis Co. Ltd.	372	69,304
Hyundai Motor Co.	851	123,862
Hyundai Steel Co.	525	17,335
Iljin Materials Co. Ltd.	143	10,811
Industrial Bank of Korea	1,244	11,122
Kakao Corp.	1,730	135,396
Kakao Games Corp.*	182	11,126
KakaoBank Corp.*	757	30,221
Kangwon Land, Inc.*	553	12,188
KB Financial Group, Inc.	2,332	115,790
Kia Corp.	1,555	95,446
Korea Aerospace Industries Ltd.*	311	9,596
Korea Electric Power Corp.	1,633	31,510
Korea Investment Holdings Co. Ltd.*	206	13,569
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	181	13,277
Korea Zinc Co. Ltd.	74	33,850
Korean Air Lines Co. Ltd.*	1,066	25,977
Krafton, Inc.*	141	34,595

KT&G Corp.	583	38,694
Kumho Petrochemical Co. Ltd.*	50	6,674
L&F Co. Ltd.	144	23,354
LG Chem Ltd.	272	127,816
LG Corp.	431	26,957
LG Display Co. Ltd.	1,120	17,419
LG Electronics, Inc.	555	57,007
LG Energy Solution*	119	40,777
LG Household & Health Care Ltd.	61	48,197
LG Innotek Co. Ltd.	92	25,021
LG Uplus Corp.	922	10,084
Lotte Chemical Corp.	98	17,932
Mirae Asset Securities Co. Ltd.	1,783	13,035
NAVER Corp.	693	183,286
NCSoft Corp.	86	31,722
Netmarble Corp., 144A	128	10,912
NH Investment & Securities Co. Ltd.	483	4,640
Orion Corp.	110	8,371
Pan Ocean Co. Ltd.	1,682	9,191
Pearl Abyss Corp.*	90	7,119
POSCO	385	91,259
POSCO Chemical Co. Ltd.	164	15,481
S-1 Corp.	77	4,470
Samsung Biologics Co. Ltd., 144A*	99	64,142
Samsung C&T Corp.	533	48,763
Samsung Electro-Mechanics Co. Ltd.	359	49,565
Samsung Electronics Co. Ltd.	26,870	1,611,284
Samsung Engineering Co. Ltd.*	550	10,613
Samsung Fire & Marine Insurance Co. Ltd.	139	22,023
Samsung Heavy Industries Co. Ltd.*	2,773	13,423
Samsung Life Insurance Co. Ltd.	377	18,750
Samsung SDI Co. Ltd.	319	145,392
Samsung SDS Co. Ltd.	146	17,000
Samsung Securities Co. Ltd.	383	13,474
SD Biosensor, Inc.	464	21,071
Seegene, Inc.	160	6,827
Shinhan Financial Group Co. Ltd.	2,733	88,763
SK Biopharmaceuticals Co. Ltd.*	223	15,691
SK Bioscience Co. Ltd.*	97	11,779
SK Chemicals Co. Ltd.	54	5,614
SK Hynix, Inc.	3,063	314,618
SK IE Technology Co. Ltd., 144A*	114	11,710
SK Innovation Co. Ltd.*	319	53,195
SK Square Co. Ltd.*	602	27,938
SK Telecom Co. Ltd.	215	9,763
SK, Inc.	247	46,736
SKC Co. Ltd.	85	9,721
S-Oil Corp.	231	16,234
Woori Financial Group, Inc.	2,336	27,783
Yuhan Corp.	214	10,341

(Cost $3,698,459)		4,855,671

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA(b)	1,478	36,160
Aena SME SA, 144A*	470	77,098
Amadeus IT Group SA*	2,508	168,557
Banco Bilbao Vizcaya Argentaria SA	37,400	221,835
Banco Santander SA	3,867	12,650
Banco Santander SA	91,972	307,773
CaixaBank SA	25,835	85,164
Cellnex Telecom SA, 144A*	2,874	130,961
EDP Renovaveis SA	1,655	40,305
Enagas SA	1,253	26,588
Endesa SA	1,910	42,114
Ferrovial SA	2,703	74,011
Grifols SA	1,544	29,457
Iberdrola SA	32,594	372,039
Industria de Diseno Textil SA	6,095	161,283
Naturgy Energy Group SA	1,086	29,261
Red Electrica Corp. SA	2,482	49,606
Repsol SA	7,706	100,453
Siemens Gamesa Renewable Energy SA*	1,446	33,610
Telefonica SA	28,723	137,712

(Cost $2,433,164)		2,136,637

Sweden - 2.0%
Alfa Laval AB	1,734	56,750
Assa Abloy AB, Class B	5,522	146,676
Atlas Copco AB, Class A	3,675	191,817
Atlas Copco AB, Class B	2,148	98,123
Boliden AB	1,465	65,500
Electrolux AB, Class B(b)	1,535	27,671
Embracer Group AB*	3,108	26,906
Epiroc AB, Class A	3,318	62,719
Epiroc AB, Class B	2,370	38,557
EQT AB	1,636	55,425
Essity AB, Class B	3,193	82,487
Evolution AB, 144A	966	112,263
Fastighets AB Balder, Class B*	551	34,507
Getinge AB, Class B	1,399	54,736
H & M Hennes & Mauritz AB, Class B(b)	3,879	65,711
Hexagon AB, Class B	10,937	148,661
Husqvarna AB, Class B	2,508	30,304
Industrivarden AB, Class A	732	20,340
Industrivarden AB, Class C	631	17,247
Investment AB Latour, Class B	891	24,861
Investor AB, Class A	2,805	62,513
Investor AB, Class B	10,560	216,392
Kinnevik AB, Class B*	1,384	35,520
L E Lundbergforetagen AB, Class B	452	21,989
Lifco AB, Class B	1,578	36,118
Lundin Energy AB	1,129	41,681
Nibe Industrier AB, Class B	7,456	66,845
Sagax AB, Class B	1,092	29,974

Sandvik AB	6,270	136,955
Securitas AB, Class B	1,866	22,645
Sinch AB, 144A*	2,594	22,226
Skandinaviska Enskilda Banken AB, Class A	9,537	110,451
Skanska AB, Class B	2,052	46,685
SKF AB, Class B	2,218	41,165
Svenska Cellulosa AB SCA, Class B	3,671	60,265
Svenska Handelsbanken AB, Class A	8,027	76,947
Swedbank AB, Class A	4,871	78,947
Swedish Match AB	8,934	65,401
Tele2 AB, Class B	3,043	40,398
Telefonaktiebolaget LM Ericsson, Class B	16,228	150,593
Telia Co. AB	15,067	56,174
Volvo AB, Class A	751	14,723
Volvo AB, Class B	7,711	149,610

(Cost $2,719,694)		2,945,478

Switzerland - 6.7%
ABB Ltd.	9,330	316,901
Adecco Group AG	802	38,076
Alcon, Inc.	2,789	216,162
Bachem Holding AG	45	26,791
Baloise Holding AG	281	47,216
Barry Callebaut AG	19	43,921
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	127,903
Cie Financiere Richemont SA, Class A	2,969	404,996
Clariant AG*	1,351	24,432
Coca-Cola HBC AG*	942	24,061
Credit Suisse Group AG	15,775	133,411
EMS-Chemie Holding AG	47	46,559
Geberit AG	202	132,464
Givaudan SA	52	218,353
Glencore PLC*	56,315	334,029
Holcim Ltd.*	3,058	153,684
Julius Baer Group Ltd.	1,204	70,630
Kuehne + Nagel International AG	293	80,319
Logitech International SA	988	74,227
Lonza Group AG	423	293,992
Nestle SA	15,830	2,067,514
Novartis AG	12,330	1,080,135
Partners Group Holding AG	132	179,411
Roche Holding AG	171	71,674
Roche Holding AG	3,971	1,514,834
Schindler Holding AG	108	24,377
Schindler Holding AG Participation Certificates	235	54,195
SGS SA	32	91,942
Sika AG	799	266,595
Sonova Holding AG	326	126,902
STMicroelectronics NV	3,925	166,970
Straumann Holding AG	62	98,669
Swatch Group AG - Bearer	151	46,942
Swatch Group AG - Registered	322	19,241
Swiss Life Holding AG	175	106,935
Swiss Prime Site AG	361	35,486
Swiss Re AG	1,664	159,342
Swisscom AG(b)	138	82,851
Temenos AG	384	38,781
UBS Group AG	19,470	358,468
VAT Group AG, 144A	173	65,722
Vifor Pharma AG	260	45,686
Zurich Insurance Group AG	841	386,616

(Cost $7,746,153)		9,897,415

Taiwan - 4.4%
Accton Technology Corp.	2,954	26,553
Acer, Inc.	16,145	16,586
Advantech Co. Ltd.	1,562	20,420
ASE Technology Holding Co. Ltd.	18,263	64,688
Asia Cement Corp.	9,867	15,873
ASMedia Technology, Inc.	156	9,460
Asustek Computer, Inc.	3,098	41,052
AU Optronics Corp.	38,706	28,372
Catcher Technology Co. Ltd.	2,747	14,012
Cathay Financial Holding Co. Ltd.	43,703	97,118
Chailease Holding Co. Ltd.	6,841	61,248
Chang Hwa Commercial Bank Ltd.	22,356	14,114
Cheng Shin Rubber Industry Co. Ltd.	9,594	12,183
China Development Financial Holding Corp.	93,970	63,518
China Steel Corp.	68,327	87,739
Chunghwa Telecom Co. Ltd.	19,077	84,719
Compal Electronics, Inc.	22,036	19,965
CTBC Financial Holding Co. Ltd.	104,887	101,576
Delta Electronics, Inc.	11,688	102,768
E Ink Holdings, Inc.	5,000	26,306
E.Sun Financial Holding Co. Ltd.	67,575	70,986
Eclat Textile Co. Ltd.	1,213	25,052
eMemory Technology, Inc.	364	23,955
Evergreen Marine Corp. Taiwan Ltd.	14,198	72,674
Far Eastern New Century Corp.	15,056	15,870
Far EasTone Telecommunications Co. Ltd.	8,193	20,252
Feng TAY Enterprise Co. Ltd.	2,395	17,684
First Financial Holding Co. Ltd.	61,717	56,577
Formosa Chemicals & Fibre Corp.	19,874	56,003
Formosa Petrochemical Corp.	6,187	21,583
Formosa Plastics Corp.	23,977	89,801
Foxconn Technology Co. Ltd.	4,226	9,617
Fubon Financial Holding Co. Ltd.	43,897	117,591
Giant Manufacturing Co. Ltd.	1,660	17,142
Globalwafers Co. Ltd.	1,147	28,148
Hiwin Technologies Corp.	1,006	9,491
Hon Hai Precision Industry Co. Ltd.	70,522	259,096
Hotai Motor Co. Ltd.	1,405	31,573

Hua Nan Financial Holdings Co. Ltd.	48,261	38,044
Innolux Corp.	44,650	26,677
Inventec Corp.	13,870	12,690
Largan Precision Co. Ltd.	645	46,474
Lite-On Technology Corp.	9,644	23,529
MediaTek, Inc.	8,441	326,680
Mega Financial Holding Co. Ltd.	57,289	76,835
Micro-Star International Co. Ltd.	4,844	26,868
momo.com, Inc.	247	8,661
Nan Ya Plastics Corp.	27,403	85,723
Nan Ya Printed Circuit Board Corp.	945	17,663
Nanya Technology Corp.	6,135	16,872
Nien Made Enterprise Co. Ltd.	661	8,511
Novatek Microelectronics Corp.	2,788	45,398
Oneness Biotech Co. Ltd.*	1,300	11,477
Pegatron Corp.	9,381	23,122
Pou Chen Corp.	11,351	12,997
President Chain Store Corp.	2,267	21,146
Quanta Computer, Inc.	11,572	38,346
Realtek Semiconductor Corp.	2,074	33,734
Ruentex Development Co. Ltd.	5,287	13,503
Shanghai Commercial & Savings Bank Ltd.	19,962	32,611
Shin Kong Financial Holding Co. Ltd.	92,202	36,999
SinoPac Financial Holdings Co. Ltd.	48,759	29,741
Synnex Technology International Corp.	7,783	19,961
Taishin Financial Holding Co. Ltd.	46,193	32,130
Taiwan Cement Corp.	29,247	49,397
Taiwan Cooperative Financial Holding Co. Ltd.	63,618	60,021
Taiwan High Speed Rail Corp.	9,687	10,210
Taiwan Mobile Co. Ltd.	10,436	38,528
Taiwan Semiconductor Manufacturing Co. Ltd.	138,274	2,979,044
Unimicron Technology Corp.	6,568	59,507
Uni-President Enterprises Corp.	27,565	65,975
United Microelectronics Corp.	65,450	121,632
Vanguard International Semiconductor Corp.	4,502	20,153
Voltronic Power Technology Corp.	382	19,621
Wan Hai Lines Ltd.	3,300	22,012
Win Semiconductors Corp.	2,080	22,406
Winbond Electronics Corp.	12,252	14,422
Wiwynn Corp.	519	18,272
WPG Holdings Ltd.	10,759	21,376
Yageo Corp.	2,197	35,382
Yang Ming Marine Transport Corp.*	7,316	30,141
Yuanta Financial Holding Co. Ltd.	55,289	49,008
Zhen Ding Technology Holding Ltd.	2,151	7,059

(Cost $3,630,749)		6,561,923

Thailand - 0.5%
Advanced Info Service PCL, NVDR	7,600	53,264
Airports of Thailand PCL, NVDR*	26,500	52,108
Bangkok Dusit Medical Services PCL, NVDR	61,600	44,680
Bangkok Expressway & Metro PCL, NVDR	64,900	17,677
Berli Jucker PCL, NVDR	7,700	7,894
BTS Group Holdings PCL, NVDR	46,600	13,549
Bumrungrad Hospital PCL, NVDR	1,700	7,986
Central Pattana PCL, NVDR	16,500	27,900
Central Retail Corp. PCL, NVDR	9,900	11,589
Charoen Pokphand Foods PCL, NVDR	23,900	18,469
CP ALL PCL, NVDR	37,000	77,001
Delta Electronics Thailand PCL, NVDR	1,200	14,837
Electricity Generating PCL, NVDR	1,600	8,790
Energy Absolute PCL, NVDR	9,800	28,493
Global Power Synergy PCL, Class F	5,700	13,083
Gulf Energy Development PCL, NVDR	19,110	29,535
Home Product Center PCL, NVDR	29,300	13,630
Indorama Ventures PCL, NVDR	10,300	14,185
Intouch Holdings PCL, NVDR	6,500	15,069
Krung Thai Bank PCL, NVDR	26,500	11,354
Krungthai Card PCL, NVDR	5,900	11,421
Land & Houses PCL, NVDR	53,900	15,836
Minor International PCL, NVDR*	19,394	18,251
PTT Exploration & Production PCL, NVDR	8,800	36,762
PTT Global Chemical PCL, NVDR	8,600	13,950
PTT Oil & Retail Business PCL, NVDR	16,600	13,082
PTT PCL, NVDR	51,700	62,499
Ratch Group PCL, NVDR	5,400	7,602
SCG Packaging PCL, NVDR	8,000	14,996
Siam Cement PCL	700	8,398
Siam Cement PCL, NVDR	5,100	61,184
Siam Commercial Bank PCL, NVDR	4,900	18,820
Srisawad Corp. PCL, NVDR	5,300	9,367
Thai Oil PCL, NVDR	10,400	17,108
Thai Union Group PCL, NVDR	19,900	12,424
True Corp. PCL, NVDR	65,700	10,054

(Cost $811,841)		812,847

Turkey - 0.1%
Akbank TAS	25,425	12,914
Aselsan Elektronik Sanayi Ve Ticaret AS	8,269	13,288
BIM Birlesik Magazalar AS	2,493	13,167
Eregli Demir ve Celik Fabrikalari TAS	8,521	19,135
Ford Otomotiv Sanayi AS	289	5,630
KOC Holding AS	5,062	11,572
Turkcell Iletisim Hizmetleri AS	5,847	8,669
Turkiye Garanti Bankasi AS	13,941	11,161
Turkiye Petrol Rafinerileri AS*	987	13,756

(Cost $160,179)		109,292

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	12,939	37,904
Abu Dhabi Islamic Bank PJSC	11,770	28,359
Abu Dhabi National Oil Co. for Distribution PJSC	13,198	14,804

Aldar Properties PJSC	20,406	23,333
Dubai Islamic Bank PJSC	17,590	29,165
Emaar Properties PJSC	23,224	32,120
Emirates NBD Bank PJSC	14,092	54,863
Emirates Telecommunications Group Co. PJSC	19,850	189,040
First Abu Dhabi Bank PJSC	23,583	132,777

(Cost $410,601)		542,365

United Kingdom - 9.1%
3i Group PLC	5,214	93,413
abrdn PLC	11,874	32,925
Admiral Group PLC	939	37,500
Anglo American PLC	7,310	374,897
Ashtead Group PLC	2,611	170,790
Associated British Foods PLC	2,018	51,977
AstraZeneca PLC	8,683	1,055,215
Auto Trader Group PLC, 144A	5,550	49,363
AVEVA Group PLC	784	26,188
Aviva PLC	21,358	120,280
BAE Systems PLC	18,189	175,586
Barclays PLC	96,292	236,237
Barratt Developments PLC	6,451	52,876
Berkeley Group Holdings PLC	707	36,951
BP PLC	111,115	541,911
British American Tobacco PLC	12,281	537,331
British Land Co. PLC REIT	5,321	37,803
BT Group PLC(b)	48,868	122,099
Bunzl PLC	2,056	81,889
Burberry Group PLC	2,532	65,896
CNH Industrial NV	5,733	82,441
Coca-Cola Europacific Partners PLC	1,158	59,301
Compass Group PLC	10,006	227,387
Croda International PLC	884	88,752
Diageo PLC	13,010	650,121
Entain PLC*	3,127	70,642
Ferguson PLC	1,256	192,334
GlaxoSmithKline PLC	28,060	581,727
Halma PLC	2,182	70,574
Hargreaves Lansdown PLC	1,953	29,723
HSBC Holdings PLC	114,895	793,162
Imperial Brands PLC	5,311	116,774
Informa PLC*	8,313	66,287
InterContinental Hotels Group PLC*	1,157	81,269
Intertek Group PLC	927	66,954
J Sainsbury PLC	9,123	33,742
JD Sports Fashion PLC	14,840	30,061
Johnson Matthey PLC	1,162	29,353
Kingfisher PLC	12,236	50,261
Land Securities Group PLC REIT	3,770	40,166
Legal & General Group PLC	33,002	122,723
Lloyds Banking Group PLC	391,299	254,249
London Stock Exchange Group PLC	1,865	164,475
M&G PLC	16,068	44,361
Melrose Industries PLC	22,914	45,571
Mondi PLC	2,847	60,020
National Grid PLC	20,593	312,389
NatWest Group PLC	33,521	103,292
Next PLC	725	66,739
Ocado Group PLC*	2,583	47,576
Pearson PLC	4,796	41,691
Persimmon PLC	2,176	70,438
Phoenix Group Holdings PLC	3,136	26,024
Prudential PLC	15,241	232,367
Reckitt Benckiser Group PLC	4,086	346,477
RELX PLC	10,775	329,711
Rentokil Initial PLC	9,619	65,526
Rio Tinto PLC	6,217	482,976
Rolls-Royce Holdings PLC*	47,274	65,638
Sage Group PLC	5,291	49,884
Schroders PLC	719	29,553
Segro PLC REIT	6,654	116,176
Severn Trent PLC	1,336	51,545
Shell PLC	43,228	1,143,570
Smith & Nephew PLC	4,794	85,984
Smiths Group PLC	2,516	51,607
Spirax-Sarco Engineering PLC	438	70,186
SSE PLC	5,813	132,919
St James’s Place PLC	3,015	56,766
Standard Chartered PLC	14,234	101,738
Taylor Wimpey PLC	22,523	45,397
Tesco PLC	42,308	164,451
Unilever PLC	14,320	719,713
United Utilities Group PLC	3,396	48,951
Vodafone Group PLC	150,727	265,772
Whitbread PLC*	1,322	51,856
WPP PLC	6,587	93,446

(Cost $13,012,744)		13,423,915

United States - 0.1%
Bausch Health Cos., Inc.*	1,850	44,502
Brookfield Renewable Corp., Class A	665	24,921
Legend Biotech Corp., ADR*(b)	290	11,481
Parade Technologies Ltd.	453	30,782

(Cost $120,236)		111,686

TOTAL COMMON STOCKS (Cost $124,601,698)		142,217,742

PREFERRED STOCKS - 0.9%
Brazil - 0.4%
Alpargatas SA	1,066	5,324
Banco Bradesco SA	28,427	112,291
Braskem SA, Class A	1,034	9,580
Centrais Eletricas Brasileiras SA, Class B	2,235	14,928
Cia Energetica de Minas Gerais	4,398	10,927

Gerdau SA		4,819	23,816
Itau Unibanco Holding SA		26,596	131,491
Itausa SA		24,452	47,559
Petroleo Brasileiro SA		26,003	171,614

(Cost $453,050)			527,530

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $30,183)		841	55,772

Colombia - 0.0%
Bancolombia SA
(Cost $22,691)		2,425	21,435

Germany - 0.3%
Bayerische Motoren Werke AG		234	19,127
FUCHS PETROLUB SE		465	18,509
Henkel AG & Co. KGaA		1,013	80,462
Porsche Automobil Holding SE		943	96,091
Sartorius AG		154	68,068
Volkswagen AG		1,035	206,614

(Cost $480,797)			488,871

Russia - 0.0%
Surgutneftegas PJSC(c)
(Cost $22,479)		41,062	5,674

South Korea - 0.2%
Hyundai Motor Co.		104	7,568
Hyundai Motor Co. - 2nd Preferred		156	11,444
LG Chem Ltd.		22	4,949
LG Household & Health Care Ltd.		17	7,423
Samsung Electronics Co. Ltd.		4,617	253,823

(Cost $166,726)			285,207

TOTAL PREFERRED STOCKS (Cost $1,175,926)			1,384,489

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR	9,360	126
Series N3, 5.50%, 6/3/24	INR	17,168	227

(Cost $132)			353

	Number of Shares
RIGHTS - 0.0%
Brazil - 0.0%
Americanas SA* , expires 3/9/22
(Cost $0)		87	114

South Korea - 0.0%
Samsung Biologics Co. Ltd.* , expires 5/9/22
(Cost $0)		6	699

TOTAL RIGHTS
(Cost $0)			813

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		4,502	3,976

Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22		1,980	42
BTS Group Holdings PCL*, expires 11/7/24		3,960	78
BTS Group Holdings PCL*, expires 11/20/26		7,920	138

(Cost $0)			258

TOTAL WARRANTS
(Cost $0)			4,234

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
(Cost $1,133,034)		1,133,034	1,133,034

CASH EQUIVALENTS - 2.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
(Cost $3,887,248)		3,887,248	3,887,248

TOTAL INVESTMENTS - 100.3% (Cost $130,798,038)			$148,627,913
Other assets and liabilities, net - (0.3%)			(515,870)

NET ASSETS - 100.0%			$148,112,043

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(d)
132,123	36,698	—	—	(21,143)	—	—	11,697	147,678
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
2,372,722	—	(1,239,688) (g)	—	—	89	—	1,133,034	1,133,034
CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
1,498,682	30,760,644	(28,372,078)	—	—	963	—	3,887,248	3,887,248

4,003,527	30,797,342	(29,611,766)	—	(21,143)	1,052	—	5,031,979	5,167,960

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $2,522,819, which is 1.7% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,554,943.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2022 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$29,062,143	20.2%
Information Technology	17,650,451	12.3
Industrials	17,415,658	12.1
Consumer Discretionary	16,801,725	11.6
Health Care	13,145,539	9.2
Consumer Staples	12,434,785	8.7
Materials	12,412,516	8.7
Communication Services	9,034,452	6.3
Energy	7,493,358	5.2
Utilities	4,578,813	3.2
Real Estate	3,578,191	2.5

Total	$143,607,631	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
MSCI EAFE Futures	USD	25	$2,811,815	$2,699,750	3/18/2022	$(112,065)
MSCI Emerging Markets Index Future	USD	20	1,204,667	1,175,500	3/18/2022	(29,167)
MINI S&P/TSX 60 Futures	CAD	6	296,917	301,870	3/17/2022	4,953

Total net unrealized depreciation						$(136,279)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/3/2022	AED	575,000	USD	156,550	$4	$—
JP Morgan & Chase Co.	3/3/2022	AED	184,000	USD	50,094	—	(1)
Goldman Sachs & Co.	3/3/2022	AUD	205,900	USD	147,254	—	(2,299)
Goldman Sachs & Co.	3/3/2022	AUD	411,800	USD	295,423	—	(3,683)
Goldman Sachs & Co.	3/3/2022	AUD	2,015,800	USD	1,420,323	—	(43,833)
JP Morgan & Chase Co.	3/3/2022	AUD	3,396,800	USD	2,393,402	—	(73,828)
RBC Capital Markets	3/3/2022	AUD	3,545,000	USD	2,497,842	—	(77,032)
Goldman Sachs & Co.	3/3/2022	CAD	632,900	USD	494,137	—	(5,200)
Goldman Sachs & Co.	3/3/2022	CAD	4,687,500	USD	3,685,678	—	(12,602)
JP Morgan & Chase Co.	3/3/2022	CAD	316,400	USD	248,514	—	(1,115)
JP Morgan & Chase Co.	3/3/2022	CAD	4,730,200	USD	3,719,208	—	(12,761)
RBC Capital Markets	3/3/2022	CAD	4,554,900	USD	3,581,389	—	(12,274)
Goldman Sachs & Co.	3/3/2022	CHF	2,998,500	USD	3,222,790	—	(47,254)
Goldman Sachs & Co.	3/3/2022	CHF	387,500	USD	418,881	—	(3,711)
JP Morgan & Chase Co.	3/3/2022	CHF	2,912,600	USD	3,130,502	—	(45,863)
RBC Capital Markets	3/3/2022	CHF	3,031,900	USD	3,258,794	—	(47,675)
RBC Capital Markets	3/3/2022	CHF	193,800	USD	209,448	—	(1,902)
Goldman Sachs & Co.	3/3/2022	CLP	102,090,400	USD	127,049	—	(643)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/3/2022	CLP	13,480,400	USD	16,772	$—	$(89)
JP Morgan & Chase Co.	3/3/2022	CNH	10,327,200	USD	1,616,150	—	(18,334)
RBC Capital Markets	3/3/2022	CNH	3,654,700	USD	571,941	—	(6,488)
RBC Capital Markets	3/3/2022	CNH	294,200	USD	46,366	—	(197)
RBC Capital Markets	3/3/2022	CNH	588,400	USD	93,070	—	(56)
Goldman Sachs & Co.	3/3/2022	COP	204,235,700	USD	51,642	—	(216)
JP Morgan & Chase Co.	3/3/2022	COP	23,380,500	USD	5,907	—	(30)
Goldman Sachs & Co.	3/3/2022	CZK	1,161,500	USD	53,406	1,662	—
JP Morgan & Chase Co.	3/3/2022	DKK	8,126,900	USD	1,225,075	—	(311)
RBC Capital Markets	3/3/2022	DKK	8,257,300	USD	1,244,807	—	(241)
RBC Capital Markets	3/3/2022	DKK	677,400	USD	101,965	—	(174)
RBC Capital Markets	3/3/2022	DKK	338,700	USD	51,690	620	—
Goldman Sachs & Co.	3/3/2022	EGP	632,000	USD	39,886	—	(302)
Goldman Sachs & Co.	3/3/2022	EUR	1,204,900	USD	1,349,686	—	(1,494)
Goldman Sachs & Co.	3/3/2022	EUR	9,098,900	USD	10,205,372	1,828	—
JP Morgan & Chase Co.	3/3/2022	EUR	602,400	USD	684,361	8,828	—
JP Morgan & Chase Co.	3/3/2022	EUR	8,715,900	USD	9,775,858	1,812	—
RBC Capital Markets	3/3/2022	EUR	9,419,500	USD	10,565,241	2,175	—
Goldman Sachs & Co.	3/3/2022	GBP	465,700	USD	623,647	—	(1,109)
Goldman Sachs & Co.	3/3/2022	GBP	3,304,000	USD	4,432,019	—	(436)
JP Morgan & Chase Co.	3/3/2022	GBP	232,800	USD	315,093	2,782	—
JP Morgan & Chase Co.	3/3/2022	GBP	3,446,300	USD	4,622,767	—	(589)
RBC Capital Markets	3/3/2022	GBP	3,378,200	USD	4,531,413	—	(584)
Goldman Sachs & Co.	3/3/2022	HKD	4,354,600	USD	557,582	341	—
Goldman Sachs & Co.	3/3/2022	HKD	28,396,500	USD	3,641,627	7,843	—
JP Morgan & Chase Co.	3/3/2022	HKD	27,698,200	USD	3,552,117	7,691	—
JP Morgan & Chase Co.	3/3/2022	HKD	2,177,300	USD	279,096	476	—
JP Morgan & Chase Co.	3/3/2022	HKD	248,000	USD	31,804	68	—
RBC Capital Markets	3/3/2022	HKD	38,370,300	USD	4,920,745	10,654	—
Goldman Sachs & Co.	3/3/2022	HUF	17,124,900	USD	53,777	2,169	—
JP Morgan & Chase Co.	3/3/2022	HUF	16,042,500	USD	50,378	2,032	—
Goldman Sachs & Co.	3/3/2022	ILS	650,100	USD	204,674	2,184	—
RBC Capital Markets	3/3/2022	ILS	603,000	USD	189,850	2,030	—
Goldman Sachs & Co.	3/3/2022	JPY	871,165,700	USD	7,562,038	—	(16,196)
Goldman Sachs & Co.	3/3/2022	JPY	105,799,600	USD	915,287	—	(5,059)
JP Morgan & Chase Co.	3/3/2022	JPY	775,527,400	USD	6,731,898	—	(14,383)
RBC Capital Markets	3/3/2022	JPY	769,532,600	USD	6,679,913	—	(14,219)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	3/3/2022	JPY	52,899,800	USD	457,552	$—	$(2,621)
Goldman Sachs & Co.	3/3/2022	KWD	10,000	USD	32,988	—	(35)
Goldman Sachs & Co.	3/3/2022	KWD	70,000	USD	230,916	—	(245)
Goldman Sachs & Co.	3/3/2022	MXN	8,562,600	USD	412,707	—	(5,137)
Goldman Sachs & Co.	3/3/2022	MXN	792,000	USD	38,536	—	(112)
JP Morgan & Chase Co.	3/3/2022	MXN	5,550,600	USD	267,570	—	(3,293)
RBC Capital Markets	3/3/2022	MXN	4,577,700	USD	220,641	—	(2,745)
RBC Capital Markets	3/3/2022	MYR	2,257,600	USD	538,421	771	—
Goldman Sachs & Co.	3/3/2022	NOK	5,166,200	USD	579,122	—	(6,881)
Goldman Sachs & Co.	3/3/2022	NOK	386,000	USD	43,271	—	(513)
JP Morgan & Chase Co.	3/3/2022	NZD	54,300	USD	35,644	—	(1,094)
RBC Capital Markets	3/3/2022	NZD	238,100	USD	156,296	—	(4,797)
JP Morgan & Chase Co.	3/3/2022	PHP	561,200	USD	10,964	20	—
JP Morgan & Chase Co.	3/3/2022	PHP	1,652,000	USD	32,237	19	—
RBC Capital Markets	3/3/2022	PHP	12,357,800	USD	241,779	773	—
Goldman Sachs & Co.	3/3/2022	PLN	1,073,200	USD	261,628	6,044	—
JP Morgan & Chase Co.	3/3/2022	PLN	150,900	USD	36,786	849	—
Goldman Sachs & Co.	3/3/2022	QAR	200,000	USD	54,634	—	(294)
Goldman Sachs & Co.	3/3/2022	QAR	1,070,500	USD	292,430	—	(1,576)
Goldman Sachs & Co.	3/3/2022	RUB	4,253,800	USD	49,549	10,273	—
Goldman Sachs & Co.	3/3/2022	RUB	56,823,600	USD	727,389	202,721	—
JP Morgan & Chase Co.	3/3/2022	RUB	2,126,900	USD	28,028	8,390	—
JP Morgan & Chase Co.	3/3/2022	RUB	45,586,600	USD	583,210	162,296	—
Goldman Sachs & Co.	3/3/2022	SAR	533,000	USD	142,024	—	(42)
Goldman Sachs & Co.	3/3/2022	SAR	5,268,000	USD	1,403,752	—	(374)
JP Morgan & Chase Co.	3/3/2022	SEK	17,727,200	USD	1,899,584	27,903	—
JP Morgan & Chase Co.	3/3/2022	SEK	704,400	USD	75,869	1,497	—
RBC Capital Markets	3/3/2022	SEK	15,679,800	USD	1,680,201	24,689	—
RBC Capital Markets	3/3/2022	SEK	1,408,700	USD	148,257	—	(477)
JP Morgan & Chase Co.	3/3/2022	SGD	764,700	USD	565,465	1,410	—
RBC Capital Markets	3/3/2022	SGD	499,600	USD	369,435	922	—
RBC Capital Markets	3/3/2022	SGD	62,200	USD	45,896	17	—
RBC Capital Markets	3/3/2022	SGD	31,100	USD	23,124	184	—
RBC Capital Markets	3/3/2022	SGD	89,000	USD	65,810	162	—
JP Morgan & Chase Co.	3/3/2022	THB	22,168,100	USD	666,059	—	(12,392)
JP Morgan & Chase Co.	3/3/2022	THB	1,104,500	USD	33,810	7	—
JP Morgan & Chase Co.	3/3/2022	THB	2,407,000	USD	72,319	—	(1,347)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/3/2022	TRY	583,000	USD	42,752	$875	$—
JP Morgan & Chase Co.	3/3/2022	TRY	911,400	USD	66,914	1,448	—
Goldman Sachs & Co.	3/3/2022	TWD	62,668,900	USD	2,252,737	17,349	—
JP Morgan & Chase Co.	3/3/2022	TWD	65,900,700	USD	2,370,614	19,948	—
JP Morgan & Chase Co.	3/3/2022	TWD	8,473,500	USD	300,713	—	(1,535)
RBC Capital Markets	3/3/2022	TWD	58,839,200	USD	2,115,377	16,593	—
RBC Capital Markets	3/3/2022	TWD	4,236,700	USD	151,940	818	—
Goldman Sachs & Co.	3/3/2022	USD	523,026	AED	1,921,100	1	—
Goldman Sachs & Co.	3/3/2022	USD	1,911,026	AUD	2,633,500	1,790	—
JP Morgan & Chase Co.	3/3/2022	USD	2,464,888	AUD	3,396,800	2,343	—
RBC Capital Markets	3/3/2022	USD	2,572,458	AUD	3,545,000	2,416	—
Goldman Sachs & Co.	3/3/2022	USD	4,194,807	CAD	5,320,400	2,809	—
JP Morgan & Chase Co.	3/3/2022	USD	3,814,878	CAD	4,838,600	2,615	—
JP Morgan & Chase Co.	3/3/2022	USD	163,547	CAD	208,000	557	—
RBC Capital Markets	3/3/2022	USD	3,591,201	CAD	4,554,900	2,461	—
Goldman Sachs & Co.	3/3/2022	USD	3,690,865	CHF	3,386,000	1,770	—
JP Morgan & Chase Co.	3/3/2022	USD	3,174,669	CHF	2,912,600	1,696	—
RBC Capital Markets	3/3/2022	USD	2,955,805	CHF	2,711,700	1,466	—
RBC Capital Markets	3/3/2022	USD	552,488	CHF	514,000	8,060	—
Goldman Sachs & Co.	3/3/2022	USD	128,438	CLP	102,090,400	—	(746)
JP Morgan & Chase Co.	3/3/2022	USD	16,909	CLP	13,480,400	—	(48)
JP Morgan & Chase Co.	3/3/2022	USD	1,449,002	CNH	9,143,200	—	(1,908)
JP Morgan & Chase Co.	3/3/2022	USD	185,311	CNH	1,184,000	2,081	—
RBC Capital Markets	3/3/2022	USD	719,065	CNH	4,537,300	—	(947)
Goldman Sachs & Co.	3/3/2022	USD	52,362	COP	204,235,700	—	(503)
JP Morgan & Chase Co.	3/3/2022	USD	5,986	COP	23,380,500	—	(49)
Goldman Sachs & Co.	3/3/2022	USD	51,797	CZK	1,161,500	—	(53)
JP Morgan & Chase Co.	3/3/2022	USD	1,227,156	DKK	8,126,900	—	(1,770)
RBC Capital Markets	3/3/2022	USD	1,151,029	DKK	7,622,400	—	(1,712)
RBC Capital Markets	3/3/2022	USD	248,906	DKK	1,651,000	35	—
Goldman Sachs & Co.	3/3/2022	USD	40,229	EGP	632,000	—	(41)
Goldman Sachs & Co.	3/3/2022	USD	11,573,537	EUR	10,303,800	—	(18,814)
JP Morgan & Chase Co.	3/3/2022	USD	10,466,315	EUR	9,318,300	—	(16,735)
RBC Capital Markets	3/3/2022	USD	9,425,668	EUR	8,391,500	—	(15,406)
RBC Capital Markets	3/3/2022	USD	1,153,079	EUR	1,028,000	—	(275)
Goldman Sachs & Co.	3/3/2022	USD	5,058,033	GBP	3,769,700	—	(822)
JP Morgan & Chase Co.	3/3/2022	USD	4,936,432	GBP	3,679,100	—	(766)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	3/3/2022	USD	4,532,767	GBP	3,378,200	$—	$(771)
Goldman Sachs & Co.	3/3/2022	USD	4,191,497	HKD	32,751,100	—	(472)
JP Morgan & Chase Co.	3/3/2022	USD	3,855,216	HKD	30,123,500	—	(434)
RBC Capital Markets	3/3/2022	USD	4,910,644	HKD	38,370,300	—	(553)
Goldman Sachs & Co.	3/3/2022	USD	51,915	HUF	17,124,900	—	(307)
JP Morgan & Chase Co.	3/3/2022	USD	48,639	HUF	16,042,500	—	(292)
Goldman Sachs & Co.	3/3/2022	USD	202,817	ILS	650,100	—	(327)
RBC Capital Markets	3/3/2022	USD	188,130	ILS	603,000	—	(311)
Goldman Sachs & Co.	3/3/2022	USD	999,002	JPY	115,085,000	2,118	—
Goldman Sachs & Co.	3/3/2022	USD	7,483,354	JPY	861,880,300	14,107	—
JP Morgan & Chase Co.	3/3/2022	USD	6,733,470	JPY	775,527,400	12,810	—
RBC Capital Markets	3/3/2022	USD	7,140,875	JPY	822,432,400	13,430	—
Goldman Sachs & Co.	3/3/2022	USD	264,201	KWD	80,000	—	(17)
Goldman Sachs & Co.	3/3/2022	USD	405,400	MXN	8,284,600	—	(1,122)
Goldman Sachs & Co.	3/3/2022	USD	51,574	MXN	1,070,000	641	—
JP Morgan & Chase Co.	3/3/2022	USD	271,655	MXN	5,550,600	—	(793)
RBC Capital Markets	3/3/2022	USD	224,007	MXN	4,577,700	—	(621)
RBC Capital Markets	3/3/2022	USD	537,652	MYR	2,257,600	—	(1)
Goldman Sachs & Co.	3/3/2022	USD	631,391	NOK	5,552,200	—	(1,604)
JP Morgan & Chase Co.	3/3/2022	USD	36,748	NZD	54,300	—	(10)
RBC Capital Markets	3/3/2022	USD	161,134	NZD	238,100	—	(42)
JP Morgan & Chase Co.	3/3/2022	USD	43,201	PHP	2,213,200	—	(39)
RBC Capital Markets	3/3/2022	USD	240,987	PHP	12,357,800	20	—
Goldman Sachs & Co.	3/3/2022	USD	256,512	PLN	1,073,200	—	(927)
JP Morgan & Chase Co.	3/3/2022	USD	36,070	PLN	150,900	—	(133)
Goldman Sachs & Co.	3/3/2022	USD	348,943	QAR	1,270,500	—	(7)
Goldman Sachs & Co.	3/3/2022	USD	126,636	RUB	9,890,000	—	(35,319)
Goldman Sachs & Co.	3/3/2022	USD	492,187	RUB	51,187,400	—	(19,559)
JP Morgan & Chase Co.	3/3/2022	USD	454,414	RUB	47,713,500	—	(13,863)
Goldman Sachs & Co.	3/3/2022	USD	1,546,232	SAR	5,801,000	—	(41)
JP Morgan & Chase Co.	3/3/2022	USD	296,515	SEK	2,767,000	—	(4,369)
JP Morgan & Chase Co.	3/3/2022	USD	1,659,702	SEK	15,664,600	—	(5,795)
RBC Capital Markets	3/3/2022	USD	1,810,630	SEK	17,088,500	—	(6,385)
JP Morgan & Chase Co.	3/3/2022	USD	563,334	SGD	764,700	721	—
RBC Capital Markets	3/3/2022	USD	502,335	SGD	681,900	645	—
JP Morgan & Chase Co.	3/3/2022	USD	785,789	THB	25,679,600	130	—
JP Morgan & Chase Co.	3/3/2022	USD	107,824	TRY	1,494,400	—	(480)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	3/3/2022	USD	2,238,735	TWD	62,668,900	$—	$(3,346)
JP Morgan & Chase Co.	3/3/2022	USD	2,542,390	TWD	71,263,200	—	(444)
JP Morgan & Chase Co.	3/3/2022	USD	111,979	TWD	3,111,000	—	(1,010)
RBC Capital Markets	3/3/2022	USD	2,249,497	TWD	63,075,900	409	—
JP Morgan & Chase Co.	3/3/2022	USD	739,505	ZAR	11,427,200	3,360	—
RBC Capital Markets	3/3/2022	USD	777,538	ZAR	12,016,300	3,624	—
JP Morgan & Chase Co.	3/3/2022	ZAR	11,427,200	USD	735,663	—	(7,202)
RBC Capital Markets	3/3/2022	ZAR	504,200	USD	33,299	521	—
RBC Capital Markets	3/3/2022	ZAR	1,008,300	USD	65,585	36	—
RBC Capital Markets	3/3/2022	ZAR	10,503,800	USD	676,177	—	(6,659)
Goldman Sachs & Co.	3/4/2022	BRL	236,600	USD	45,590	—	(284)
Goldman Sachs & Co.	3/4/2022	BRL	994,000	USD	185,801	—	(6,924)
Goldman Sachs & Co.	3/4/2022	BRL	1,225,000	USD	229,028	—	(8,486)
Goldman Sachs & Co.	3/4/2022	BRL	473,300	USD	92,432	665	—
JP Morgan & Chase Co.	3/4/2022	BRL	3,681,800	USD	690,795	—	(23,066)
RBC Capital Markets	3/4/2022	BRL	4,392,600	USD	821,354	—	(30,323)
JP Morgan & Chase Co.	3/4/2022	IDR	4,807,606,100	USD	333,954	—	(578)
RBC Capital Markets	3/4/2022	IDR	3,734,227,700	USD	259,502	—	(341)
RBC Capital Markets	3/4/2022	IDR	418,364,000	USD	29,029	—	(83)
Goldman Sachs & Co.	3/4/2022	INR	8,780,600	USD	116,583	102	—
Goldman Sachs & Co.	3/4/2022	INR	129,633,200	USD	1,729,965	10,275	—
JP Morgan & Chase Co.	3/4/2022	INR	17,561,300	USD	232,452	—	(513)
JP Morgan & Chase Co.	3/4/2022	INR	259,707,500	USD	3,468,316	23,085	—
Goldman Sachs & Co.	3/4/2022	KRW	2,087,904,100	USD	1,724,514	—	(11,862)
JP Morgan & Chase Co.	3/4/2022	KRW	271,630,000	USD	225,828	—	(70)
JP Morgan & Chase Co.	3/4/2022	KRW	2,395,923,800	USD	1,979,170	—	(13,367)
RBC Capital Markets	3/4/2022	KRW	135,815,000	USD	113,449	500	—
RBC Capital Markets	3/4/2022	KRW	2,003,441,900	USD	1,654,575	—	(11,560)
Goldman Sachs & Co.	3/4/2022	USD	563,250	BRL	2,928,900	4,632	—
JP Morgan & Chase Co.	3/4/2022	USD	706,002	BRL	3,681,800	7,859	—
RBC Capital Markets	3/4/2022	USD	852,518	BRL	4,392,600	—	(841)
JP Morgan & Chase Co.	3/4/2022	USD	334,675	IDR	4,807,606,100	—	(143)
RBC Capital Markets	3/4/2022	USD	288,515	IDR	4,152,591,700	439	—
Goldman Sachs & Co.	3/4/2022	USD	1,837,091	INR	138,413,800	—	(920)
JP Morgan & Chase Co.	3/4/2022	USD	3,587,047	INR	269,885,800	—	(6,792)
JP Morgan & Chase Co.	3/4/2022	USD	98,608	INR	7,383,000	—	(667)
Goldman Sachs & Co.	3/4/2022	USD	1,736,389	KRW	2,087,904,100	—	(13)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	3/4/2022	USD	480,116	KRW	579,318,000	$1,665	$—
JP Morgan & Chase Co.	3/4/2022	USD	1,736,218	KRW	2,088,235,800	434	—
RBC Capital Markets	3/4/2022	USD	1,779,304	KRW	2,139,256,900	—	(221)
Goldman Sachs & Co.	4/5/2022	AED	1,921,100	USD	522,983	—	(52)
Goldman Sachs & Co.	4/5/2022	AUD	2,633,500	USD	1,911,849	—	(2,023)
JP Morgan & Chase Co.	4/5/2022	AUD	3,396,800	USD	2,465,992	—	(2,601)
RBC Capital Markets	4/5/2022	AUD	3,545,000	USD	2,573,610	—	(2,686)
Goldman Sachs & Co.	4/5/2022	BRL	2,928,900	USD	558,354	—	(4,443)
JP Morgan & Chase Co.	4/5/2022	BRL	3,681,800	USD	699,749	—	(7,719)
RBC Capital Markets	4/5/2022	BRL	4,392,600	USD	844,877	826	—
Goldman Sachs & Co.	4/5/2022	CAD	5,320,400	USD	4,195,304	—	(2,869)
Goldman Sachs & Co.	4/5/2022	CAD	148,000	USD	116,696	—	(86)
JP Morgan & Chase Co.	4/5/2022	CAD	4,838,600	USD	3,815,329	—	(2,670)
RBC Capital Markets	4/5/2022	CAD	4,554,900	USD	3,591,626	—	(2,513)
Goldman Sachs & Co.	4/5/2022	CHF	3,386,000	USD	3,696,184	—	(2,279)
JP Morgan & Chase Co.	4/5/2022	CHF	2,912,600	USD	3,179,208	—	(2,169)
RBC Capital Markets	4/5/2022	CHF	2,711,700	USD	2,959,903	—	(2,035)
Goldman Sachs & Co.	4/5/2022	CLP	102,090,400	USD	127,939	799	—
JP Morgan & Chase Co.	4/5/2022	CLP	13,480,400	USD	16,844	55	—
Goldman Sachs & Co.	4/5/2022	COP	204,235,700	USD	52,186	518	—
JP Morgan & Chase Co.	4/5/2022	COP	23,380,500	USD	5,965	50	—
Goldman Sachs & Co.	4/5/2022	CZK	1,161,500	USD	51,622	64	—
JP Morgan & Chase Co.	4/5/2022	DKK	8,126,900	USD	1,228,612	1,495	—
RBC Capital Markets	4/5/2022	DKK	7,622,400	USD	1,152,403	1,463	—
Goldman Sachs & Co.	4/5/2022	EUR	10,303,800	USD	11,587,963	16,781	—
JP Morgan & Chase Co.	4/5/2022	EUR	9,318,300	USD	10,479,267	14,803	—
RBC Capital Markets	4/5/2022	EUR	8,391,500	USD	9,437,333	13,667	—
Goldman Sachs & Co.	4/5/2022	GBP	3,769,700	USD	5,059,182	695	—
JP Morgan & Chase Co.	4/5/2022	GBP	3,679,100	USD	4,937,555	641	—
RBC Capital Markets	4/5/2022	GBP	3,378,200	USD	4,533,764	622	—
Goldman Sachs & Co.	4/5/2022	HUF	17,124,900	USD	51,740	309	—
JP Morgan & Chase Co.	4/5/2022	HUF	16,042,500	USD	48,475	295	—
JP Morgan & Chase Co.	4/5/2022	IDR	4,807,606,100	USD	333,514	—	(268)
JP Morgan & Chase Co.	4/5/2022	IDR	1,279,772,000	USD	88,762	—	(90)
RBC Capital Markets	4/5/2022	IDR	4,152,591,700	USD	287,875	—	(432)
Goldman Sachs & Co.	4/5/2022	ILS	650,100	USD	202,975	302	—
RBC Capital Markets	4/5/2022	ILS	603,000	USD	188,277	287	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	4/5/2022	JPY	861,880,300	USD	7,488,230	$—	$(15,196)
JP Morgan & Chase Co.	4/5/2022	JPY	775,527,400	USD	6,738,033	—	(13,615)
RBC Capital Markets	4/5/2022	JPY	822,432,400	USD	7,145,621	—	(14,376)
Goldman Sachs & Co.	4/5/2022	KRW	2,087,904,100	USD	1,735,019	—	(403)
JP Morgan & Chase Co.	4/5/2022	KRW	2,088,235,800	USD	1,735,064	—	(634)
RBC Capital Markets	4/5/2022	KRW	2,139,256,900	USD	1,778,032	—	(74)
Goldman Sachs & Co.	4/5/2022	MXN	8,284,600	USD	403,153	1,309	—
JP Morgan & Chase Co.	4/5/2022	MXN	5,550,600	USD	270,142	910	—
RBC Capital Markets	4/5/2022	MXN	4,577,700	USD	222,759	718	—
RBC Capital Markets	4/5/2022	MYR	2,257,600	USD	536,885	—	(89)
RBC Capital Markets	4/5/2022	MYR	402,000	USD	95,503	—	(114)
Goldman Sachs & Co.	4/5/2022	NOK	479,000	USD	54,452	134	—
Goldman Sachs & Co.	4/5/2022	NOK	5,552,200	USD	631,201	1,583	—
JP Morgan & Chase Co.	4/5/2022	NZD	54,300	USD	36,732	9	—
RBC Capital Markets	4/5/2022	NZD	238,100	USD	161,063	38	—
JP Morgan & Chase Co.	4/5/2022	PHP	2,213,200	USD	43,033	—	(74)
RBC Capital Markets	4/5/2022	PHP	12,357,800	USD	240,120	—	(576)
Goldman Sachs & Co.	4/5/2022	PLN	1,073,200	USD	255,900	970	—
JP Morgan & Chase Co.	4/5/2022	PLN	150,900	USD	35,984	139	—
Goldman Sachs & Co.	4/5/2022	RUB	51,187,400	USD	475,278	17,181	—
JP Morgan & Chase Co.	4/5/2022	RUB	47,713,500	USD	439,756	12,749	—
JP Morgan & Chase Co.	4/5/2022	SEK	15,664,600	USD	1,661,073	5,588	—
RBC Capital Markets	4/5/2022	SEK	17,088,500	USD	1,812,126	6,158	—
JP Morgan & Chase Co.	4/5/2022	SGD	764,700	USD	563,249	—	(732)
RBC Capital Markets	4/5/2022	SGD	681,900	USD	502,259	—	(655)
JP Morgan & Chase Co.	4/5/2022	THB	25,679,600	USD	785,549	—	(467)
JP Morgan & Chase Co.	4/5/2022	THB	1,781,000	USD	54,460	—	(54)
JP Morgan & Chase Co.	4/5/2022	TRY	1,494,400	USD	100,568	—	(495)
Goldman Sachs & Co.	4/5/2022	USD	159,393	CHF	146,000	80	—
Goldman Sachs & Co.	4/5/2022	USD	1,237,430	EUR	1,100,000	—	(2,128)
Goldman Sachs & Co.	4/5/2022	USD	316,850	JPY	36,460,000	567	—
Goldman Sachs & Co.	4/5/2022	USD	262,025	RUB	28,921,000	—	(3,200)
RBC Capital Markets	4/5/2022	USD	225,479	SEK	2,126,000	—	(797)
JP Morgan & Chase Co.	4/5/2022	ZAR	11,427,200	USD	736,478	—	(3,075)
RBC Capital Markets	4/5/2022	ZAR	12,016,300	USD	774,356	—	(3,323)
RBC Capital Markets	4/5/2022	ZAR	896,000	USD	57,727	—	(261)
Goldman Sachs & Co.	4/6/2022	EGP	632,000	USD	39,748	—	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Goldman Sachs & Co.	4/6/2022	HKD	32,751,100	USD	4,191,551	$348	$—
JP Morgan & Chase Co.	4/6/2022	HKD	30,123,500	USD	3,855,260	315	—
RBC Capital Markets	4/6/2022	HKD	38,370,300	USD	4,910,707	407	—
Goldman Sachs & Co.	4/6/2022	INR	138,413,800	USD	1,827,691	—	(1,188)
JP Morgan & Chase Co.	4/6/2022	INR	269,885,800	USD	3,569,021	2,986	—
Goldman Sachs & Co.	4/6/2022	KWD	80,000	USD	263,939	—	(61)
Goldman Sachs & Co.	4/6/2022	QAR	1,270,500	USD	348,770	—	(84)
Goldman Sachs & Co.	4/6/2022	SAR	5,801,000	USD	1,545,450	—	(342)
Goldman Sachs & Co.	4/6/2022	SAR	227,000	USD	60,474	—	(15)
RBC Capital Markets	4/6/2022	USD	455,385	HKD	3,558,000	—	(63)
JP Morgan & Chase Co.	4/6/2022	USD	150,002	INR	11,379,000	350	—
JP Morgan & Chase Co.	4/7/2022	CNH	9,143,200	USD	1,445,337	2,151	—
RBC Capital Markets	4/7/2022	CNH	4,537,300	USD	717,246	1,067	—
Goldman Sachs & Co.	4/7/2022	TWD	62,668,900	USD	2,239,375	3,723	—
JP Morgan & Chase Co.	4/7/2022	TWD	71,263,200	USD	2,542,390	145	—
RBC Capital Markets	4/7/2022	TWD	63,075,900	USD	2,250,300	128	—
JP Morgan & Chase Co.	4/7/2022	USD	79,049	CNH	500,000	—	(128)
JP Morgan & Chase Co.	4/7/2022	USD	174,408	TWD	4,885,000	—	(141)

Total unrealized appreciation (depreciation)						$806,930	$(905,892)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$141,891,287	$—	$326,455	$142,217,742
Preferred Stocks(j)	1,378,815	—	5,674	1,384,489
Corporate Bonds	—	353	—	353
Rights(j)	—	813	—	813
Warrants(j)	4,234	—	—	4,234
Short-Term Investments(j)	5,020,282	—	—	5,020,282
Derivatives(k)
Forward Foreign Currency Contracts	—	806,930	—	806,930
Futures Contracts	4,953	—	—	4,953

TOTAL	$148,299,571	$808,096	$332,129	$149,439,796

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(905,892)	$—	$(905,892)
Futures Contracts	(141,232)	—	—	(141,232)

TOTAL	$(141,232)	$(905,892)	$—	$(1,047,124)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $1,131,793, the amount of transfers from Level 3 to Level 1 was $5,089, the amount of transfers from Level 3 to Level 2 was $236. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.